UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-05986

T. Rowe Price Index Trust, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher

100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: December 31, 2022

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Highlights and Market Commentary
Management’s Discussion of Fund Performance
Performance and Expenses
Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
December 31, 2022
Annual Report
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
TRSYX Small-Cap Index Fund –
.
TRCSX Small-Cap Index Fund–
.
I  Class
TRZIX Small-Cap Index Fund–
.
Z Class

T. ROWE PRICE Small-Cap Index Fund
HIGHLIGHTS
Small-cap U.S. stocks plunged as Russia’s assault on Ukraine, surging commodity prices, elevated inflation, and rising interest rates weighed heavily on the economy and the financial markets during the year. The Small-Cap Index
Fund closely tracked but slightly trailed the Russell 2000 Index due to operating and management expenses.
Most small-cap sectors produced negative returns. Information technology, health care, consumer discretionary, and industrials and business services stocks were among the most significant absolute detractors. Energy companies added to absolute returns, while utilities were flat.
The fund seeks to employ a full replication strategy, which involves investing substantially all of its assets in all of the stocks in the index and seeking to maintain holdings of each stock in proportion to its weight in the index. As of
December 31, 2022, financials, health care, industrials and business services, and information technology were the fund’s largest sector allocations.
The trajectories of the economy, and interest rates are unpredictable, and investor sentiment toward the broad market and various market segments could change without warning. Our job, however, is to replicate the structure of the Russell 2000
Index and attempt to track the index’s performance.
Log in to your account at troweprice.com for more information.
* Certain mutual fund accounts that are assessed an annual account service fee can also save money by switching to e-delivery.

T. ROWE PRICE Small-Cap Index Fund
Market Commentary

Dear Shareholder
Nearly all major global stock and bond indexes fell sharply in 2022, as investors contended with persistently high inflation, tightening financial conditions, and slowing economic and corporate earnings growth.
Double-digit losses were common in equity markets around the world, and bond investors also faced a historically tough environment amid a sharp rise in interest rates. Value shares declined but outperformed growth stocks by a considerable margin as equity investors turned risk averse and as rising rates put downward pressure on growth stock valuations. Emerging markets stocks generally underperformed shares in developed markets. Meanwhile, the U.S.
dollar strengthened versus most currencies during the period, which weighed on returns for U.S. investors in international securities.
Within the S&P 500 Index, energy was a rare bright spot, gaining more than
60% as oil prices jumped in response to Russia’s invasion of Ukraine and concerns over commodity supply shortages. Defensive shares, such as utilities, consumer staples, and health care, held up relatively well and finished the year with roughly flat returns. Conversely, communication services, consumer discretionary, and information technology shares suffered the largest declines.
Elevated inflation remained a leading concern for investors throughout the period, although there were signs that price increases were moderating by year-
end. November’s consumer price index data showed headline inflation rising
7.1% on a 12-month basis, the lowest level since December 2021 but still well above the Federal Reserve’s 2% long-term target.
In response to the high inflation readings, global central banks tightened monetary policy, and investors focused on communications from central bank officials on how high rates would have to go. The Fed, which at the end of
2021 had forecast that it would only need to raise interest rates 0.75 percentage point in all of 2022, raised its short-term lending benchmark from near zero in March to a target range of 4.25% to 4.50% by December and indicated that additional hikes are likely.
Bond yields increased considerably across the U.S. Treasury yield curve as the Fed tightened monetary policy, with the yield on the benchmark 10-year
U.S. Treasury note climbing from 1.52% at the start of the period to 3.88% at the end of the year. Significant inversions in the yield curve, which are often considered a warning sign of a coming recession, occurred during the period as shorter-maturity Treasuries experienced the largest yield increases. The

T. ROWE PRICE Small-Cap Index Fund

sharp increase in yields led to historically weak results across the fixed income market, with the Bloomberg U.S. Aggregate Bond Index delivering its worst year on record. (Bond prices and yields move in opposite directions.)
As the period came to an end, the economic backdrop appeared mixed.
Although manufacturing gauges have drifted toward contraction levels, the U.S.
jobs market remained resilient, and corporate and household balance sheets appeared strong. Meanwhile, the housing market has weakened amid rising mortgage rates.
The past year has been a trying time for investors as few sectors remained untouched by the broad headwinds that markets faced, and volatility may continue in the near term as central banks tighten policy amid slowing economic growth. However, in our view, there continue to be opportunities for selective investors focused on fundamentals. Valuations in most global equity markets have improved markedly, although U.S. equities still appear relatively expensive by historical standards, while bond yields have reached some of the most attractive levels since the 2008 global financial crisis.
We believe this environment makes skilled active management a critical tool for identifying risks and opportunities, and our investment teams will continue to use fundamental research to identify securities that can add value to your portfolio over the long term.
Thank you for your continued confidence in T. Rowe Price.
Sincerely,
Robert Sharps
CEO and President

T. ROWE PRICE Small-Cap Index Fund
Management’s Discussion of Fund Performance

INVESTMENT OBJECTIVE
The fund seeks to track the performance of a benchmark index that measures the investment return of small-capitalization U.S. stocks.
FUND COMMENTARY
How did the fund perform in the past 12 months?
The Small-Cap Index Fund returned -20.58% versus -20.44% for its benchmark, the Russell 2000 Index. Fund performance can lag that of the index due to operating and management expenses. (Performance for the I and Z Class shares will vary due to their different fee structures. Past performance cannot guarantee future results .)
As a reminder, the fund is not
available for direct purchase
by members of the public.
All investments in the fund
must be made by T. Rowe
Price or one of its affiliated
investment advisers on
behalf of mutual funds, 529
plans, or other institutional
client accounts for which
T. Rowe Price or its affiliate
has discretionary investment
authority. The Z Class is only available to funds managed by T. Rowe Price and other advisory clients of T. Rowe Price or its affiliates that are subject to a contractual fee for investment management services.
What factors influenced the fund’s performance?
Most sectors of the Russell 2000 Index produced negative returns during the
12-month period. Small-cap U.S. stocks plunged in 2022, as Russia’s assault on
Ukraine, surging commodity prices, elevated inflation, and rising interest rates weighed heavily on the economy and the financial markets.
Within our portfolio, information technology stocks detracted the most from absolute returns. Software and semiconductor companies were among the worst performers in the portfolio, with Rapid7 and Synaptics being especially weak. Shares of these companies trended down, along with other technology names, as the sector was hit by fears that supply chain issues and inflationary pressures would slow demand. (Please refer to the portfolio of investments for a complete list of holdings and the amount each represents in the portfolio.)
PERFORMANCE COMPARISON
Total Return
Periods Ended 12/31/22 6 Months 12 Months
Small-Cap Index Fund –
.
3.79% -20.58%
Small-Cap Index Fund–
.
I  Class 3.92 -20.48
Small-Cap Index Fund–
.
Z  Class 3.97 -20.35
Russell 2000 Index 3.91 -20.44

T. ROWE PRICE Small-Cap Index Fund

Health care stocks were also significant detractors from fund performance.
The biotechnology segment was particularly weak with Intellia Therapeutics and Fate Therapeutics among the worst performers. Biotech names were challenged by sell-offs due to higher inflation and discount rates, a rotation away from growth, a series of negative data readouts, and limited mergers and acquisitions. Health care equipment company Omnicell also weighed on results during the period.
The utilities sector, one of the smallest in the index and the portfolio, exhibited flat returns during the year. Utilities stocks, which tend to have above-average dividend yields, often behave like bonds in response to interest rate movements.
However, during times of economic uncertainty, investors often favor utilities because their businesses tend to be stable. Within the sector, independent power and renewable electricity producers were the weakest performers, with
Sunnova Energy International being the primary laggard. On the other hand, multi-utilities companies very mildly contributed to results, with NorthWestern performing best.
Conversely, energy shares advanced for the 12-month period. Energy companies were the top performers in our portfolio, led by Antero Resources and PBF Energy. Many oil companies reported strong profits during the first quarter of 2022, as several countries were forced to find alternatives to Russian energy exports, resulting in higher oil, gasoline, and natural gas prices.
How is the fund positioned?
The Small-Cap Index Fund seeks to replicate the structure and performance of its benchmark, the Russell 2000 Index. The index, which is constructed by the
Russell Investment Group, consists of approximately 2,000 small-cap securities, some of which could be considered micro-caps.

T. ROWE PRICE Small-Cap Index Fund

The fund seeks to employ a full
replication strategy, which involves
investing substantially all of its
assets in all of the stocks in the
index and seeking to maintain
holdings of each stock in proportion
to its weight in the index. Since the
portfolio is designed to track its
index, it does not have the flexibility
to shift assets toward stocks or
sectors that are rising or away from
those that are declining.
At the end of our reporting period,
financials, health care, industrials
and business services, and
information technology were the
fund’s largest sector allocations, as
shown in the Sector Diversification
table on this page. The portfolio
had very little exposure to
communication services, utilities,
and consumer staples investments.
What is portfolio management’s outlook?
Slowing growth, volatile geopolitics, tightening global monetary policies, and elevated inflation have created a challenging market environment for investors throughout 2022. Continued aggressive action by the U.S. Federal Reserve has dampened hopes of softening monetary tightening and accelerated market fears of a U.S. recession. Overseas economic conditions remain challenging, too. Recession risks in Europe have increased as the war in Ukraine has waged on, and there are concerns about China’s growth outlook, even though the country has been taking steps to roll back its zero-COVID policies and reopen its economy.
SECTOR DIVERSIFICATION
Percent of Net Assets
6/30/22 12/31/22
Financials 16.9% 17.1%
Health Care 16.7  16.7
Industrials and Business
Services 14.7  15.4
Information Technology 13.6  12.5
Consumer Discretionary 9.9  10.4
Energy 5.5  6.8
Real Estate 7.3  6.4
Materials 4.1  4.3
Consumer Staples 3.7  3.6
Utilities 3.5  3.5
Communication Services 2.8  2.6
Other and Reserves 1.3  0.7
Total 100.0% 100.0%
Historical weightings reflect current industry/sector
classifications.

T. ROWE PRICE Small-Cap Index Fund

The trajectories of the economy, corporate earnings, and interest rates are unpredictable, and investor sentiment toward the broad market and various market segments could change without warning. Our job is not to determine which stocks or sectors are likely to perform best, but, rather, to replicate the structure of the Russell 2000 Index to provide broad exposure to small-cap stocks and to attempt to track the index’s performance.
The views expressed reflect the opinions of T. Rowe Price as of the date of this report and are subject to change based on changes in market, economic, or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

T. ROWE PRICE Small-Cap Index Fund

Risks of Investing in the Small-Cap Index Fund
Stocks generally fluctuate in value more than bonds and may decline significantly over short time periods. There is a chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising and falling prices. The value of stocks held by the fund may decline due to general weakness or volatility in the stock markets in which the fund invests or because of factors that affect a particular company or industry.
Investments in securities issued by small-cap and micro-cap companies are likely to be more volatile than investments in securities issued by larger companies. Small-cap companies often have less experienced management, narrower product lines, more limited financial resources, and less publicly available information than larger companies. In addition, smaller companies are typically more sensitive to changes in overall economic conditions, and their securities may be difficult to trade. The risks of small-cap investing are heightened for investments in micro-cap companies.
Because the fund is passively managed and seeks to match the performance of its benchmark index, holdings are generally not reallocated based on changes in market conditions or an outlook for a specific security, industry, or market sector. As a result, the fund’s performance may lag the performance of actively managed funds.
The returns of the fund may deviate from the returns of its benchmark index
(referred to as “tracking error”) because the fund incurs fees and transaction expenses while the index has no fees or expenses. The risk of tracking error is increased to the extent the fund is unable to fully replicate its benchmark index, which could result from changes in the composition of the index or the timing of purchases and redemptions of fund shares.

T. ROWE PRICE Small-Cap Index Fund

BENCHMARK INFORMATION
Note: London Stock Exchange Group plc and its group undertakings
(collectively, the “LSE Group”). © LSE Group 2023. FTSE Russell is a trading name of certain of the LSE Group companies.  “Russell
®
” is/are a trademark(s)
of the relevant LSE Group companies and is/are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither
LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication. The LSE Group is not responsible for the formatting or configuration of this material or for any inaccuracy in T. Rowe Price’s presentation thereof.

T. ROWE PRICE Small-Cap Index Fund

PORTFOLIO HIGHLIGHTS
TWENTY-FIVE LARGEST HOLDINGS
Percent of
Net Assets
12/31/22
Halozyme Therapeutics 0.3%
Shockwave Medical 0.3
Inspire Medical Systems 0.3
EMCOR Group 0.3
Crocs 0.3
Matador Resources 0.3
Iridium Communications 0.3
Murphy Oil 0.3
Agree Realty 0.3
Texas Roadhouse 0.3
RBC Bearings 0.3
Karuna Therapeutics 0.3
Murphy USA 0.3
STAG Industrial 0.3
ChampionX 0.3
Celsius Holdings 0.3
SouthState 0.3
Chord Energy 0.2
Kinsale Capital Group 0.2
Commercial Metals 0.2
Saia 0.2
Light & Wonder 0.2
Glacier Bancorp 0.2
ExlService Holdings 0.2
Medpace Holdings 0.2
Total 6.7%
Note: The information shown does not reflect any exchange-traded funds (ETFs), cash reserves, or collateral for securities lending that may be held in the portfolio.

T. ROWE PRICE Small-Cap Index Fund

GROWTH OF $10,000
This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records).
The result is compared with benchmarks, which include a broad-based market index and may also include a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.
SMALL-CAP INDEX FUND
Note: Performance for the I and Z Class shares will vary due to their differing fee structures. See the Average Annual Compound Total Return table.

T. ROWE PRICE Small-Cap Index Fund

AVERAGE ANNUAL COMPOUND TOTAL RETURN
Periods Ended 12/31/22 1 Year 5 Years
Since
Inception
Inception
Date
Small-Cap Index Fund –
.
-20.58% 3.89% 7.49% 12/9/15
Small-Cap Index Fund–
.
I  Class -20.48 4.08 7.66 12/9/15
Small-Cap Index Fund–
.
Z  Class -20.35 – 22.55 3/16/20
The fund’s performance information represents only past performance and is not necessarily an indication of future results. Current performance may be lower or higher than the performance data cited. Share price, principal value, and return will vary, and you may have a gain or loss when you sell your shares. For the most recent month-end performance, please contact a T. Rowe Price representative at 1 - 800 - 225 - 5132 or, for
0.02
I and
0.03
Z Class shares,
1-800-638-8790.
This table shows how the fund would have performed each year if its actual (or cumulative)
returns had been earned at a constant rate. Average annual total return figures include changes in principal value, reinvested dividends, and capital gain distributions. Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares. When assessing performance, investors should consider both short- and long-term returns.

T. ROWE PRICE Small-Cap Index Fund

EXPENSE RATIO
FUND EXPENSE EXAMPLE
As a mutual fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees or sales loads, and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period.
Please note that the fund has three share classes: The Investor Class charges no distribution and service (12b-1) fee, and the I Class shares are also available to institutionally oriented clients and impose no 12b-1 or administrative fee payment, and Z Class shares are offered only to funds advised by T. Rowe Price and other advisory clients of T. Rowe Price or its affiliates that are subject to a contractual fee for investment management services and impose no 12b-1 fee or administrative fee payment. Each share class is presented separately in the table.
Actual Expenses
The first line of the following table (Actual) provides information about actual account values and actual expenses. You may use the information on this line, together with your account balance, to estimate the expenses that you paid over the period. Simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information on the second line of the table (Hypothetical) is based on hypothetical account values and expenses derived from the fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the fund’s actual return). You may compare the ongoing costs of investing in the fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds.
The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
Small-Cap Index Fund 1.82%
Small-Cap Index Fund–I Class 0.62
Small-Cap Index Fund–Z Class 0.71
The expense ratio shown is as of the fund’s most recent prospectus. This number may vary from the expense ratio shown elsewhere in this report because it is based on a different time period and, if applicable, includes acquired fund fees and expenses but does not include fee or expense waivers.

T. ROWE PRICE Small-Cap Index Fund

Note: T. Rowe Price charges an account service fee that is not included in the accompanying table. The account service fee is charged on a quarterly basis, usually during the last week of a calendar quarter, and applies to accounts with balances below $10,000 on the day of the assessment. The fee is charged to accounts that fall below $10,000 for any reason, including market fluctuations, redemptions, or exchanges. When an account with less than $10,000 is closed either through redemption or exchange, the fee is charged and deducted from the proceeds. The fee applies to IRAs but not to retirement plans directly registered with T. Rowe
Price Services or accounts maintained by intermediaries through NSCC
®
Networking. If you are
subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.
You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs, such as redemption fees or sales loads.
Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. To the extent a fund charges transaction costs, however, the total cost of owning that fund is higher.
SMALL-CAP INDEX FUND
Beginning
Account Value
7/1/22
Ending
Account Value
12/31/22
Expenses Paid
During Period*
7/1/22 to 12/31/22
Investor Class
Actual $1,000.00 $1,037.90 $1.49
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,023.74   1.48
I Class
Actual   1,000.00   1,039.20   0.72
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,024.50   0.71
Z Class
Actual   1,000.00   1,039.70   0.00
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,025.21   0.00
* Expenses are equal to the fund’s annualized expense ratio for the 6-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (184), and divided by the days in the year (365) to reflect the half-year period. The annualized expense ratio of the
1
Investor Class was 0.29%, the
2
I Class
was 0.14%, and the
3
Z Class was 0.00%.
FUND EXPENSE EXAMPLE (CONTINUED)

T. ROWE PRICE Small-Cap Index Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
.. Year ..
.. Ended .
12/31/22 12/31/21 12/31/20 12/31/19 12/31/18
NET ASSET VALUE
Beginning of period $ 15.93 $ 14.16 $ 12.20 $ 10.19 $ 12.48
Investment activities
Net investment income
(1)(2)
0.17 0.11 0.11 0.15 0.16
Net realized and unrealized gain/
loss (3.44) 1.91 2.30 2.42 (1.49)
Total from investment activities (3.27) 2.02 2.41 2.57 (1.33)
Distributions
Net investment income (0.16) (0.11) (0.12) (0.15) (0.16)
Net realized gain (0.02) (0.14) (0.33) (0.41) (0.80)
Total distributions (0.18) (0.25) (0.45) (0.56) (0.96)
NET ASSET VALUE
End of period $ 12.48 $ 15.93 $ 14.16 $ 12.20 $ 10.19
Ratios/Supplemental Data
Total return
(2)(3)
(20.58)% 14.32% 19.88% 25.31% (11.25)%
Ratios to average net assets:
(2)
Gross expenses before waivers/
payments by Price Associates 4.93% 1.87% 4.10% 3.93% 3.67%
Net expenses after waivers/
payments by Price Associates 0.29% 0.34% 0.35% 0.34% 0.34%
Net investment income 1.26% 0.70% 1.00% 1.25% 1.26%
Portfolio turnover rate 22.0% 29.0% 21.1% 17.3% 25.9%
Net assets, end of period (in
thousands) $154 $197 $6,726 $5,794 $4,839
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
See Note 7 for details of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Small-Cap Index Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
.. Year ..
.. Ended .
12/31/22 12/31/21 12/31/20 12/31/19 12/31/18
NET ASSET VALUE
Beginning of period $ 16.01 $ 14.21 $ 12.23 $ 10.19 $ 12.48
Investment activities
Net investment income
(1)(2)
0.19 0.18 0.13 0.16 0.18
Net realized and unrealized gain/
loss (3.46) 1.89 2.30 2.44 (1.49)
Total from investment activities (3.27) 2.07 2.43 2.60 (1.31)
Distributions
Net investment income (0.18) (0.13) (0.12) (0.15) (0.18)
Net realized gain (0.02) (0.14) (0.33) (0.41) (0.80)
Total distributions (0.20) (0.27) (0.45) (0.56) (0.98)
NET ASSET VALUE
End of period $ 12.54 $ 16.01 $ 14.21 $ 12.23 $ 10.19
Ratios/Supplemental Data
Total return
(2)(3)
(20.48)% 14.63% 20.00% 25.60% (11.11)%
Ratios to average net assets:
(2)
Gross expenses before waivers/
payments by Price Associates 0.42% 0.65% 3.93% 3.71% 3.51%
Net expenses after waivers/
payments by Price Associates 0.14% 0.17% 0.20% 0.19% 0.19%
Net investment income 1.43% 1.12% 1.15% 1.40% 1.41%
Portfolio turnover rate 22.0% 29.0% 21.1% 17.3% 25.9%
Net assets, end of period (in
thousands) $85,393 $90,212 $355 $306 $255
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
See Note 7 for details of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Small-Cap Index Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Z Class
(1)
.. Year ..
.. Ended .
3/16/20
(1)
Through
12/31/20 12/31/22 12/31/21
NET ASSET VALUE
Beginning of period $ 15.99 $ 14.20 $ 7.59
Investment activities
Net investment income
(2)(3)
0.22 0.23 0.11
Net realized and unrealized gain/loss (3.47) 1.85 6.95
Total from investment activities (3.25) 2.08 7.06
Distributions
Net investment income (0.19) (0.15) (0.12)
Net realized gain (0.02) (0.14) (0.33)
Total distributions (0.21) (0.29) (0.45)
NET ASSET VALUE
End of period $ 12.53 $ 15.99 $ 14.20
Ratios/Supplemental Data
Total return
(3)(4)
(20.35)% 14.71% 93.22%
Ratios to average net assets:
(3)
Gross expenses before waivers/payments by Price
Associates 0.38% 0.72% 3.86%
(5)
Net expenses after waivers/payments by Price Associates 0.00% 0.01% 0.01%
(5)
Net investment income 1.67% 1.40% 1.30%
(5)
Portfolio turnover rate 22.0% 29.0% 21.1%
Net assets, end of period (in thousands) $11,833 $1,104 $187
0% 0% 0%
(1)
Inception date
(2)
Per share amounts calculated using average shares outstanding method.
(3)
See Note 7 for details of expense-related arrangements with Price Associates.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(5)
Annualized

T. ROWE PRICE Small-Cap Index Fund
December 31, 2022

Portfolio of Investments
‡
Shares/Par $ Value
(Cost and value in $000s)
‡
COMMON STOCKS 99.6%
COMMUNICATION SERVICES 2.6%
Diversified Telecommunication Services 0.7%
Anterix (1) 801 26
ATN International  456 21
Bandwidth, Class A  (1) 964 22
Charge Enterprises  (1) 5,375 7
Cogent Communications Holdings  1,864 106
Consolidated Communications Holdings  (1) 3,121 11
EchoStar, Class A  (1) 1,362 23
Globalstar  (1) 28,815 38
IDT, Class B  (1) 647 18
Iridium Communications  (1) 5,343 275
Liberty Latin America, Class A  (1) 1,588 12
Liberty Latin America, Class C  (1) 6,016 46
Ooma  (1) 968 13
Radius Global Infrastructure, Class A  (1) 3,243 38
656
Entertainment 0.3%
Cinemark Holdings  (1) 4,579 40
IMAX  (1) 1,932 28
Liberty Braves, Class A  (1) 425 14
Liberty Braves, Class C  (1) 1,587 51
Lions Gate Entertainment, Class A  (1) 2,389 14
Lions Gate Entertainment, Class B  (1) 4,993 27
Madison Square Garden Entertainment  (1) 1,085 49
Marcus  1,001 14
Playstudios  (1) 3,369 13
Reservoir Media  (1) 782 5
Skillz  (1) 12,813 6
261
Interactive Media & Services 0.7%
Arena Group Holdings  (1) 434 5
Bumble, Class A  (1) 3,619 76
Cargurus  (1) 4,298 60
Cars.com  (1) 2,723 38
DHI Group  (1) 1,834 10
Eventbrite, Class A  (1) 3,152 19
EverQuote, Class A  (1) 886 13
fuboTV  (1)(2) 7,831 14
Leafly Holdings  (1) 1,624 1
MediaAlpha, Class A  (1) 1,008 10
Outbrain  (1) 1,528 6

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
QuinStreet  (1) 2,230 32
Shutterstock  1,021 54
TrueCar  (1) 3,654 9
Vimeo  (1) 6,245 21
Vinco Ventures  (1)(2) 9,480 4
Wejo Group  (1) 878 —
Yelp  (1) 2,884 79
Ziff Davis  (1) 1,926 152
ZipRecruiter, Class A  (1) 3,012 49
652
Media 0.8%
AdTheorent Holding  (1) 1,666 3
Advantage Solutions  (1) 3,253 7
AMC Networks, Class A  (1) 1,233 19
Audacy  (1) 4,558 1
Boston Omaha, Class A  (1) 885 23
Cardlytics  (1) 1,321 8
Clear Channel Outdoor Holdings  (1) 15,255 16
Cumulus Media, Class A  (1) 708 4
Daily Journal  (1) 52 13
Entravision Communications, Class A  2,661 13
EW Scripps, Class A  (1) 2,543 34
Gambling.com Group  (1) 332 3
Gannett  (1) 6,440 13
Gray Television  3,385 38
iHeartMedia, Class A  (1) 5,096 31
Innovid  (1)(2) 3,221 5
Integral Ad Science Holding  (1) 1,623 14
John Wiley & Sons, Class A  1,815 73
Loyalty Ventures  (1)(2) 767 2
Magnite  (1) 5,569 59
PubMatic, Class A  (1) 1,803 23
Scholastic  1,284 51
Sinclair Broadcast Group, Class A  1,737 27
Stagwell  (1) 3,406 21
TechTarget  (1) 1,155 51
TEGNA  9,391 199
Thryv Holdings  (1) 1,036 20
Urban One  (1) 316 1
Urban One, Class D  (1) 458 2
WideOpenWest  (1) 2,352 21
795
Wireless Telecommunication Services 0.1%
Gogo (1) 2,158 32
KORE Group Holdings  (1)(2) 1,342 2

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Shenandoah Telecommunications  2,098 33
Telephone & Data Systems  4,317 45
United States Cellular  (1) 595 13
125
Total Communication Services 2,489
CONSUMER DISCRETIONARY 10.4%
Auto Components 1.3%
Adient (1) 4,007 139
American Axle & Manufacturing Holdings  (1) 4,894 38
Dana  5,396 82
Dorman Products  (1) 1,105 89
Fox Factory Holding  (1) 1,789 163
Gentherm  (1) 1,384 90
Goodyear Tire & Rubber  (1) 12,123 123
Holley  (1)(2) 2,219 5
LCI Industries  1,077 100
Luminar Technologies  (1)(2) 10,391 51
Modine Manufacturing  (1) 2,101 42
Motorcar Parts of America  (1) 773 9
Patrick Industries  907 55
Solid Power  (1) 5,250 13
Standard Motor Products  884 31
Stoneridge  (1) 1,095 24
Visteon  (1) 1,173 154
XPEL  (1) 917 55
1,263
Automobiles 0.2%
Canoo (1)(2) 6,195 7
Cenntro Electric Group  (1) 7,046 3
Faraday Future Intelligent Electric  (1) 5,949 2
Fisker  (1)(2) 7,413 54
Lordstown Motors, Class A  (1)(2) 6,854 8
Mullen Automotive  (1)(2) 14,071 4
Winnebago Industries  1,307 69
Workhorse Group  (1)(2) 6,182 9
156
Distributors 0.0%
Funko, Class A  (1)(2) 1,297 14
Weyco Group  225 5

Diversified Consumer Services 1.0%
2U (1)(2) 3,058 19
Adtalem Global Education  (1) 1,894 67

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
American Public Education  (1) 764 9
Beachbody  (1) 4,006 2
Carriage Services  537 15
Chegg  (1) 5,363 136
Clear Secure, Class A  (2) 2,611 72
Coursera  (1) 4,785 57
Duolingo  (1) 990 70
European Wax Center, Class A  (2) 990 12
Frontdoor  (1) 3,496 73
Graham Holdings, Class B  155 94
Laureate Education, Class A  5,722 55
Nerdy  (1)(2) 2,073 5
OneSpaWorld Holdings  (1) 2,711 25
Perdoceo Education  (1) 2,764 38
Rover Group  (1) 3,905 14
Strategic Education  950 74
Stride  (1) 1,709 54
Udemy  (1) 3,047 32
Universal Technical Institute  (1) 1,447 10
Vivint Smart Home  (1)(2) 4,017 48
WW International  (1) 2,337 9
990
Hotels, Restaurants & Leisure 2.4%
Accel Entertainment  (1) 2,318 18
Bally's  (1) 1,538 30
Biglari Holdings, Class B  (1) 31 4
BJ's Restaurants  (1) 983 26
Bloomin' Brands  3,690 74
Bluegreen Vacations Holding  507 13
Bowlero  (1) 1,185 16
Brinker International  (1) 1,828 58
Century Casinos  (1) 1,060 7
Cheesecake Factory  (2) 2,062 65
Chuy's Holdings  (1) 728 21
Cracker Barrel Old Country Store  928 88
Dave & Buster's Entertainment  (1) 1,800 64
Denny's  (1) 2,361 22
Dine Brands Global  634 41
El Pollo Loco Holdings  858 8
Everi Holdings  (1) 3,631 52
F45 Training Holdings  (1)(2) 1,480 4
First Watch Restaurant Group  (1) 628 8
Full House Resorts  (1) 1,270 10
Golden Entertainment  (1) 827 31
Hilton Grand Vacations  (1) 3,701 143

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Inspirato  (1) 995 1
Inspired Entertainment  (1) 848 11
International Game Technology  (2) 4,118 93
Jack in the Box  902 61
Krispy Kreme  (2) 3,104 32
Kura Sushi USA, Class A  (1) 191 9
Life Time Group Holdings  (1)(2) 1,754 21
Light & Wonder  (1) 4,040 237
Lindblad Expeditions Holdings  (1)(2) 1,444 11
Monarch Casino & Resort  (1) 561 43
NEOGAMES  (1) 531 6
Noodles  (1) 1,660 9
ONE Group Hospitality  (1) 851 5
Papa John's International  1,365 112
Portillo's, Class A  (1) 1,161 19
RCI Hospitality Holdings  371 35
Red Rock Resorts, Class A  2,133 85
Rush Street Interactive  (1) 2,403 9
Ruth's Hospitality Group  1,298 20
SeaWorld Entertainment  (1) 1,728 92
Shake Shack, Class A  (1) 1,579 66
Sonder Holdings  (1) 7,741 10
Sweetgreen, Class A  (1)(2) 3,700 32
Target Hospitality  (1)(2) 1,235 19
Texas Roadhouse  2,865 261
Vacasa, Class A  (1)(2) 4,552 6
Wingstop  1,286 177
Xponential Fitness, Class A  (1)(2) 738 17
2,302
Household Durables 1.6%
Aterian (1)(2) 2,331 2
Beazer Homes USA  (1) 1,191 15
Cavco Industries  (1) 374 85
Century Communities  1,207 60
Dream Finders Homes, Class A  (1)(2) 903 8
Ethan Allen Interiors  985 26
GoPro, Class A  (1) 5,319 27
Green Brick Partners  (1) 1,105 27
Helen of Troy  (1) 1,029 114
Hovnanian Enterprises, Class A  (1) 217 9
Installed Building Products  999 86
iRobot  (1) 1,130 54
KB Home  3,289 105
Landsea Homes  (1) 453 2
La-Z-Boy  1,841 42

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Legacy Housing  (1) 365 7
LGI Homes  (1) 860 80
Lifetime Brands  498 4
Lovesac  (1) 546 12
M/I Homes  (1) 1,136 52
MDC Holdings  2,417 76
Meritage Homes  (1) 1,564 144
Purple Innovation  (1)(2) 2,216 11
Skyline Champion  (1) 2,305 119
Snap One Holdings  (1)(2) 731 5
Sonos  (1) 5,335 90
Taylor Morrison Home  (1) 4,510 137
Traeger  (1) 1,215 3
Tri Pointe Homes  (1) 4,224 79
Tupperware Brands  (1) 1,804 8
Universal Electronics  (1) 480 10
Vizio Holding, Class A  (1) 2,878 21
Vuzix  (1)(2) 2,493 9
Weber, Class A  (2) 1,034 8
1,537
Internet & Direct Marketing Retail 0.3%
1-800-Flowers.com, Class A  (1) 1,185 11
1stdibs.com  (1) 960 5
aka Brands Holding  (1) 385 1
BARK  (1) 4,980 7
Boxed  (1) 2,728 1
CarParts.com  (1) 2,033 13
ContextLogic, Class A  (1)(2) 23,106 11
Duluth Holdings, Class B  (1)(2) 498 3
Groupon  (1)(2) 853 7
Lands' End  (1) 565 4
Liquidity Services  (1) 1,020 14
Lulu's Fashion Lounge Holdings  (1) 741 2
Overstock.com  (1) 1,828 35
PetMed Express  (2) 800 14
Porch Group  (1)(2) 3,523 7
Poshmark, Class A  (1) 2,001 36
Quotient Technology  (1) 3,918 13
Qurate Retail, Series A  (1) 14,268 23
RealReal  (1)(2) 3,834 5
Rent the Runway, Class A  (1)(2) 1,788 6
Revolve Group  (1)(2) 1,722 38
RumbleON, Class B  (1)(2) 396 3
Stitch Fix, Class A  (1) 3,431 11
ThredUp, Class A  (1)(2) 2,246 3

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Vivid Seats, Class A  (1) 1,113 8
Xometry, Class A  (1) 1,428 46
327
Leisure Products 0.4%
Acushnet Holdings  1,417 60
AMMO  (1)(2) 3,459 6
Clarus  1,208 10
Johnson Outdoors, Class A  227 15
Latham Group  (1) 1,668 5
Malibu Boats, Class A  (1) 839 45
Marine Products  364 4
MasterCraft Boat Holdings  (1) 730 19
Smith & Wesson Brands  (2) 1,860 16
Solo Brands, Class A  (1) 929 4
Sturm Ruger  745 38
Topgolf Callaway Brands  (1) 6,048 119
Vista Outdoor  (1) 2,349 57
398
Multiline Retail 0.1%
Big Lots  (2) 1,247 18
Dillard's, Class A  (2) 172 56
Franchise Group  (2) 1,066 25
99
Specialty Retail 2.4%
Aaron's  1,231 15
Abercrombie & Fitch, Class A  (1) 2,094 48
Academy Sports & Outdoors  3,331 175
American Eagle Outfitters  6,455 90
America's Car-Mart  (1) 249 18
Arko  3,402 29
Asbury Automotive Group  (1) 935 168
Bed Bath & Beyond  (1)(2) 3,264 8
Big 5 Sporting Goods  (2) 837 7
Boot Barn Holdings  (1) 1,239 77
Buckle  1,272 58
Build-A-Bear Workshop  (1) 616 15
Caleres  1,493 33
Camping World Holdings, Class A  1,653 37
Cato, Class A  744 7
Chico's FAS  (1) 5,311 26
Children's Place  (1) 513 19
Citi Trends  (1) 312 8
Conn's  (1) 500 3
Container Store Group  (1) 1,455 6

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Designer Brands, Class A  2,274 22
Destination XL Group  (1) 2,589 17
EVgo  (1)(2) 2,776 12
Express  (1)(2) 2,459 3
Foot Locker  3,412 129
Genesco  (1) 536 25
Group 1 Automotive  592 107
GrowGeneration  (1) 2,485 10
Guess?  1,266 26
Haverty Furniture  595 18
Hibbett  553 38
JOANN  419 1
LL Flooring Holdings  (1) 1,249 7
MarineMax  (1) 862 27
Monro  1,344 61
Murphy USA  894 250
National Vision Holdings  (1) 3,384 131
ODP  (1) 1,747 80
OneWater Marine, Class A  (1) 474 14
Party City Holdco  (1)(2) 4,195 2
Rent-A-Center  2,064 47
Sally Beauty Holdings  (1) 4,512 56
Shoe Carnival  693 17
Signet Jewelers  1,974 134
Sleep Number  (1) 875 23
Sonic Automotive, Class A  740 36
Sportsman's Warehouse Holdings  (1) 1,736 16
Tile Shop Holdings  (1)(2) 1,392 6
Tilly's, Class A  (1) 870 8
Torrid Holdings  (1) 655 2
TravelCenters of America  (1) 518 23
Urban Outfitters  (1) 2,678 64
Volta  (1)(2) 4,676 2
Warby Parker, Class A  (1) 3,559 48
Winmark  115 27
Zumiez  (1) 658 14
2,350
Textiles, Apparel & Luxury Goods 0.7%
Allbirds, Class A  (1) 3,870 9
Crocs  (1) 2,592 281
Ermenegildo Zegna  2,504 26
Fossil Group  (1) 1,791 8
G-III Apparel Group  (1) 1,846 25
Kontoor Brands  (2) 2,321 93
Movado Group  643 21

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Oxford Industries  665 62
PLBY Group  (1)(2) 1,412 4
PLBY Group, Rights, 1/18/23  (1)(2) 1,412 —
Rocky Brands  269 6
Steven Madden  3,273 105
Superior Group  443 5
Unifi  (1) 540 5
Wolverine World Wide  3,334 36
686
Total Consumer Discretionary 10,127
CONSUMER STAPLES 3.6%
Beverages 0.6%
Celsius Holdings  (1) 2,376 247
Coca-Cola Consolidated  197 101
Duckhorn Portfolio  (1) 1,756 29
MGP Ingredients  589 63
National Beverage  (1) 995 46
Primo Water  6,610 103
Vintage Wine Estates  (1)(2) 1,239 4
Vita Coco  (1) 1,175 16
609
Food & Staples Retailing 0.6%
Andersons  1,423 50
Chefs' Warehouse  (1) 1,436 48
Fresh Market, EC  (1)(3) 110 —
HF Foods Group  (1) 1,388 6
Ingles Markets, Class A  599 58
Natural Grocers by Vitamin Cottage  381 3
PriceSmart  1,030 63
Rite Aid  (1)(2) 2,141 7
SpartanNash  1,506 45
Sprouts Farmers Market  (1) 4,560 148
United Natural Foods  (1) 2,436 94
Village Super Market, Class A  325 7
Weis Markets  (2) 691 57
586
Food Products 1.2%
Alico  240 6
AppHarvest  (1)(2) 2,837 2
B&G Foods  2,915 32
Benson Hill  (1)(2) 7,008 18
Beyond Meat  (1)(2) 2,599 32
BRC, Class A  (1)(2) 1,132 7
Calavo Growers  705 21

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Cal-Maine Foods  1,590 86
Fresh Del Monte Produce  1,316 34
Hain Celestial Group  (1) 3,752 61
Hostess Brands  (1) 5,760 129
J & J Snack Foods  639 96
John B. Sanfilippo & Son  385 31
Lancaster Colony  820 162
Landec  (1) 1,125 7
Local Bounti  (1) 2,643 4
Mission Produce  (1) 1,635 19
Seneca Foods, Class A  (1) 228 14
Simply Good Foods  (1) 3,753 143
Sovos Brands  (1) 1,545 22
SunOpta  (1) 4,212 35
Tattooed Chef  (1)(2) 1,897 2
Tootsie Roll Industries  638 27
TreeHouse Foods  (1) 2,128 105
Utz Brands  (2) 2,768 44
Vital Farms  (1) 1,314 20
Whole Earth Brands  (1) 1,616 7
1,166
Household Products 0.3%
Central Garden & Pet  (1) 394 15
Central Garden & Pet, Class A  (1) 1,682 60
Energizer Holdings  2,789 93
WD-40  593 96
264
Personal Products 0.7%
Beauty Health  (1)(2) 3,903 35
BellRing Brands  (1) 5,680 146
Edgewell Personal Care  2,168 83
elf Beauty  (1) 2,061 114
Herbalife Nutrition  (1) 4,115 61
Honest  (1) 2,789 8
Inter Parfums  752 73
Medifast  457 53
Nature's Sunshine Products  (1) 554 5
Nu Skin Enterprises, Class A  2,137 90
Thorne HealthTech  (1) 604 2
USANA Health Sciences  (1) 488 26
Veru  (1) 2,640 14
710
Tobacco 0.2%
22nd Century Group  (1)(2) 6,286 6

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Turning Point Brands  633 14
Universal  1,017 54
Vector Group  6,043 71
145
Total Consumer Staples 3,480
ENERGY 6.8%
Energy Equipment & Services 2.2%
Archrock  6,009 54
Borr Drilling  (1) 8,433 42
Bristow Group  (1) 1,017 28
Cactus, Class A  2,547 128
ChampionX  8,566 248
Diamond Offshore Drilling  (1) 4,278 44
DMC Global  (1) 742 14
Dril-Quip  (1) 1,472 40
Expro Group  (1) 3,096 56
Helix Energy Solutions Group  (1) 5,904 44
Helmerich & Payne  4,331 215
Liberty Energy, Class A  6,046 97
Nabors Industries  (1) 381 59
National Energy Services Reunited  (1) 1,478 10
Newpark Resources  (1) 3,512 15
NexTier Oilfield Solutions  (1) 7,397 68
Noble  (1) 3,636 137
Oceaneering International  (1) 4,206 74
Oil States International  (1) 2,590 19
Patterson-UTI Energy  9,051 152
ProFrac Holding, Class A  (1) 977 25
ProPetro Holding  (1) 3,608 37
RPC  3,036 27
Select Energy Services, Class A  2,919 27
Solaris Oilfield Infrastructure, Class A  1,334 13
TETRA Technologies  (1) 5,023 17
Tidewater  (1) 1,950 72
U.S. Silica Holdings  (1) 3,184 40
Valaris  (1) 2,569 174
Weatherford International  (1) 3,040 155
2,131
Oil, Gas & Consumable Fuels 4.6%
Aemetis (1) 1,289 5
Alto Ingredients  (1) 2,899 8
Amplify Energy  (1) 1,520 13
Arch Resources  623 89
Ardmore Shipping  (1) 1,709 25

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Battalion Oil  (1) 96 1
Berry  3,398 27
California Resources  3,193 139
Callon Petroleum  (1) 2,065 77
Centrus Energy, Class A  (1) 422 14
Chord Energy  1,777 243
Civitas Resources  3,109 180
Clean Energy Fuels  (1) 7,151 37
CNX Resources  (1) 7,698 130
Comstock Resources  3,843 53
CONSOL Energy  1,438 93
Crescent Energy, Class A  (2) 1,636 20
CVR Energy  1,249 39
Delek U.S. Holdings  2,945 79
Denbury  (1) 2,150 187
DHT Holdings  5,862 52
Dorian LPG  1,261 24
Earthstone Energy, Class A  (1) 1,951 28
Empire Petroleum  (1)(2) 439 5
Energy Fuels  (1) 6,696 42
Equitrans Midstream  17,766 119
Excelerate Energy, Class A  812 20
FLEX LNG  1,204 39
Frontline  (1)(2) 5,224 63
Gevo  (1)(2) 8,176 16
Golar LNG  (1) 4,381 100
Green Plains  (1) 2,255 69
Gulfport Energy  (1) 483 36
HighPeak Energy  (2) 275 6
International Seaways  2,067 77
Kinetik Holdings  675 22
Kosmos Energy  (1) 19,497 124
Laredo Petroleum  (1) 724 37
Magnolia Oil & Gas, Class A  7,490 176
Matador Resources  4,810 275
Murphy Oil  6,296 271
NACCO Industries, Class A  155 6
NextDecade  (1) 1,498 7
Nordic American Tankers  8,422 26
Northern Oil & Gas  2,795 86
Par Pacific Holdings  (1) 2,062 48
PBF Energy, Class A  4,217 172
Peabody Energy  (1) 5,067 134
Permian Resources  9,055 85
Ranger Oil, Class A  829 33
REX American Resources  (1) 649 21

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Riley Exploration Permian  428 13
Ring Energy  (1) 3,725 9
SandRidge Energy  (1) 1,297 22
Scorpio Tankers  2,035 109
SFL  4,740 44
SilverBow Resources  (1) 493 14
Sitio Royalties, Class A  (2) 2,946 85
SM Energy  5,105 178
Talos Energy  (1) 2,786 53
Teekay  (1) 2,983 14
Teekay Tankers, Class A  (1) 969 30
Tellurian  (1)(2) 21,436 36
Uranium Energy  (1)(2) 14,777 57
Ur-Energy  (1)(2) 8,366 10
VAALCO Energy  (2) 4,446 20
Vertex Energy  (1)(2) 2,227 14
W&T Offshore  (1) 3,827 21
World Fuel Services  2,569 70
4,477
Total Energy 6,608
FINANCIALS 17.1%
Banks 9.9%
1st Source  704 37
ACNB  345 14
Amalgamated Financial  737 17
Amerant Bancorp  1,141 31
American National Bankshares  461 17
Ameris Bancorp  2,853 135
Arrow Financial  582 20
Associated Banc-Corp  6,300 145
Atlantic Union Bankshares  3,241 114
Banc of California  2,269 36
BancFirst  823 73
Bancorp  (1) 2,312 66
Bank First  (2) 324 30
Bank of Marin Bancorp  632 21
Bank of NT Butterfield & Son  2,098 63
BankUnited  3,368 114
Bankwell Financial Group  216 6
Banner  1,429 90
Bar Harbor Bankshares  593 19
BayCom  492 9
BCB Bancorp  615 11
Berkshire Hills Bancorp  1,854 55
Blue Ridge Bankshares  679 8

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Brookline Bancorp  3,173 45
Business First Bancshares  984 22
Byline Bancorp  1,071 25
Cadence Bank  7,645 189
Cambridge Bancorp  279 23
Camden National  587 24
Capital Bancorp  362 9
Capital City Bank Group  544 18
Capstar Financial Holdings  904 16
Carter Bankshares  (1) 980 16
Cathay General Bancorp  3,108 127
Central Pacific Financial  1,105 22
Citizens & Northern  622 14
City Holding  628 58
Civista Bancshares  606 13
CNB Financial  843 20
Coastal Financial  (1) 436 21
Colony Bankcorp  707 9
Columbia Banking System  3,299 99
Community Bank System  2,300 145
Community Trust Bancorp  678 31
ConnectOne Bancorp  1,607 39
CrossFirst Bankshares  (1) 1,859 23
Customers Bancorp  (1) 1,312 37
CVB Financial  5,627 145
Dime Community Bancshares  1,346 43
Eagle Bancorp  1,332 59
Eastern Bankshares  6,748 116
Enterprise Bancorp  397 14
Enterprise Financial Services  1,478 72
Equity Bancshares, Class A  612 20
Esquire Financial Holdings  296 13
Farmers & Merchants Bancorp  511 14
Farmers National Banc  1,439 20
FB Financial  1,505 54
Financial Institutions  605 15
First Bancorp  414 12
First Bancorp North Carolina  1,480 63
First BanCorp Puerto Rico  7,742 98
First Bancshares  875 28
First Bank New Jersey  624 9
First Busey  2,174 54
First Business Financial Services  342 13
First Commonwealth Financial  3,931 55
First Community Bankshares  695 24
First Financial  453 21

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
First Financial Bancorp  3,909 95
First Financial Bankshares  5,477 188
First Foundation  2,110 30
First Guaranty Bancshares  233 5
First Internet Bancorp  359 9
First Interstate BancSystem, Class A  3,848 149
First Merchants  2,396 99
First Mid Bancshares  760 24
First of Long Island  903 16
First Western Financial  (1) 303 9
Five Star Bancorp  504 14
Flushing Financial  1,176 23
Fulton Financial  7,011 118
FVCBankcorp  (1)(2) 515 10
German American Bancorp  1,142 43
Glacier Bancorp  4,757 235
Great Southern Bancorp  407 24
Guaranty Bancshares  346 12
Hancock Whitney  3,700 179
Hanmi Financial  1,307 32
HarborOne Bancorp  1,841 26
HBT Financial  412 8
Heartland Financial USA  1,724 80
Heritage Commerce  2,458 32
Heritage Financial  1,428 44
Hilltop Holdings  2,092 63
Home BancShares  8,069 184
HomeStreet  734 20
HomeTrust Bancshares  568 14
Hope Bancorp  4,873 62
Horizon Bancorp  1,640 25
Independent Bank, (MA)  1,932 163
Independent Bank, (MI)  842 20
Independent Bank Group  1,499 90
International Bancshares  2,323 106
John Marshall Bancorp  478 14
Lakeland Bancorp  2,624 46
Lakeland Financial  1,033 75
Live Oak Bancshares  1,346 41
Macatawa Bank  1,124 12
Mercantile Bank  639 21
Metrocity Bankshares  825 18
Metropolitan Bank Holding  (1) 418 25
Mid Penn Bancorp  575 17
Midland States Bancorp  877 23
MidWestOne Financial Group  591 19

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
MVB Financial  434 10
National Bank Holdings, Class A  1,247 52
NBT Bancorp  1,762 77
Nicolet Bankshares  (1) 527 42
Northeast Bank  257 11
Northwest Bancshares  5,127 72
OceanFirst Financial  2,443 52
OFG Bancorp  1,988 55
Old National Bancorp  12,352 222
Old Second Bancorp  1,729 28
Origin Bancorp  931 34
Orrstown Financial Services  407 9
Pacific Premier Bancorp  4,047 128
Park National  603 85
Parke Bancorp  437 9
Pathward Financial  1,209 52
PCB Bancorp  502 9
PCSB Financial  538 10
Peapack-Gladstone Financial  717 27
Peoples Bancorp  1,144 32
Peoples Financial Services  310 16
Preferred Bank  570 43
Premier Financial  1,519 41
Primis Financial  880 10
Professional Holding, Class A  (1) 543 15
QCR Holdings  690 34
RBB Bancorp  618 13
Red River Bancshares  187 10
Renasant  2,304 87
Republic Bancorp, Class A  348 14
Republic First Bancorp  (1) 1,946 4
S&T Bancorp  1,643 56
Sandy Spring Bancorp  1,858 65
Seacoast Banking  2,546 79
ServisFirst Bancshares  2,117 146
Shore Bancshares  752 13
Sierra Bancorp  548 12
Silvergate Capital, Class A  (1)(2) 1,278 22
Simmons First National, Class A  5,126 111
SmartFinancial  637 18
South Plains Financial  403 11
Southern First Bancshares  (1) 303 14
Southside Bancshares  1,261 45
SouthState  3,206 245
Stellar Bancorp  1,902 56
Stock Yards Bancorp  1,202 78

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Summit Financial Group  470 12
Texas Capital Bancshares  (1) 2,158 130
Third Coast Bancshares  (1) 550 10
Tompkins Financial  595 46
Towne Bank  2,831 87
TriCo Bancshares  1,307 67
Triumph Bancorp  (1) 984 48
Trustmark  2,572 90
UMB Financial  1,858 155
United Bankshares  5,498 223
United Community Banks  4,485 152
Unity Bancorp  269 7
Univest Financial  1,199 31
USCB Financial Holdings  (1) 412 5
Valley National Bancorp  18,147 205
Veritex Holdings  2,206 62
Washington Federal  2,712 91
Washington Trust Bancorp  735 35
WesBanco  2,490 92
West BanCorp  681 17
Westamerica BanCorp  1,144 68
9,607
Capital Markets 1.6%
Artisan Partners Asset Management, Class A  2,522 75
AssetMark Financial Holdings  (1) 886 20
Associated Capital Group, Class A  61 3
B. Riley Financial  (2) 847 29
Bakkt Holdings  (1)(2) 2,594 3
BGC Partners, Class A  13,452 51
Blucora  (1) 2,008 51
Brightsphere Investment Group  1,323 27
Cohen & Steers  1,078 70
Cowen, Class A  1,110 43
Diamond Hill Investment Group  127 23
Donnelley Financial Solutions  (1) 1,110 43
Federated Hermes, Class B  3,683 134
Focus Financial Partners, Class A  (1) 2,443 91
GCM Grosvenor, Class A  1,713 13
Hamilton Lane, Class A  1,506 96
Houlihan Lokey  2,146 187
MarketWise  (1) 651 1
Moelis, Class A  2,668 102
Open Lending, Class A  (1) 4,557 31
Oppenheimer Holdings, Class A  353 15
Perella Weinberg Partners  1,480 15

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Piper Sandler  728 95
PJT Partners, Class A  988 73
Sculptor Capital Management  (2) 1,046 9
Silvercrest Asset Management Group, Class A  379 7
StepStone Group, Class A  2,277 57
StoneX Group  (1) 722 69
Value Line  33 2
Victory Capital Holdings, Class A  725 19
Virtus Investment Partners  293 56
WisdomTree Investments  5,549 30
1,540
Consumer Finance 0.7%
Atlanticus Holdings  (1) 189 5
Bread Financial Holdings  2,122 80
Consumer Portfolio Services  (1) 548 5
Curo Group Holdings  842 3
Encore Capital Group  (1) 998 48
Enova International  (1) 1,294 50
EZCORP, Class A  (1) 2,090 17
FirstCash Holdings  1,623 141
Green Dot, Class A  (1) 2,033 32
LendingClub  (1) 4,354 38
LendingTree  (1) 448 9
Moneylion  (1) 5,531 3
Navient  4,655 77
Nelnet, Class A  621 56
NerdWallet, Class A  (1) 1,100 11
Oportun Financial  (1) 1,065 6
OppFi  (1) 515 1
PRA Group  (1) 1,622 55
PROG Holdings  (1) 2,113 36
Regional Management  311 9
Sunlight Financial Holdings  (1)(2) 929 1
World Acceptance  (1) 160 10
693
Diversified Financial Services 0.3%
Alerus Financial  626 15
A-Mark Precious Metals  768 27
Banco Latinoamericano de Comercio Exterior, Class E  1,132 18
Cannae Holdings  (1) 2,988 62
Compass Diversified Holdings  (2) 2,754 50
Jackson Financial, Class A  3,134 109
SWK Holdings  (1) 136 2
283

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Insurance 2.1%
Ambac Financial Group  (1) 1,881 33
American Equity Investment Life Holding  3,051 139
AMERISAFE  807 42
Argo Group International Holdings  1,307 34
Bright Health Group  (1) 8,339 5
BRP Group, Class A  (1) 2,546 64
CNO Financial Group  4,913 112
Crawford, Class A  615 3
Donegal Group, Class A  653 9
eHealth  (1) 916 4
Employers Holdings  1,162 50
Enstar Group  (1) 487 113
Genworth Financial, Class A  (1) 21,063 111
Goosehead Insurance, Class A  (1) 822 28
Greenlight Capital Re, Class A  (1) 1,058 9
HCI Group  277 11
Hippo Holdings  (1)(2) 647 9
Horace Mann Educators  1,729 65
Investors Title  55 8
James River Group Holdings  1,506 31
Kinsale Capital Group  925 242
Lemonade  (1)(2) 2,000 27
MBIA  (1) 1,968 25
Mercury General  1,131 39
National Western Life Group, Class A  94 26
NI Holdings  (1) 350 5
Oscar Health, Class A  (1) 4,820 12
Palomar Holdings  (1) 1,036 47
ProAssurance  2,221 39
RLI  1,644 216
Root, Class A  (1)(2) 296 1
Safety Insurance Group  599 50
Selective Insurance Group  2,513 223
Selectquote  (1) 5,276 4
SiriusPoint  (1) 3,827 23
Stewart Information Services  1,131 48
Tiptree  996 14
Trean Insurance Group  (1) 923 6
Trupanion  (1)(2) 1,638 78
United Fire Group  870 24
Universal Insurance Holdings  1,060 11
2,040
Mortgage Real Estate Investment Trusts 1.2%
AFC Gamma, REIT  (2) 636 10

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Angel Oak Mortgage, REIT  (2) 499 2
Apollo Commercial Real Estate Finance, REIT  5,901 64
Arbor Realty Trust, REIT  6,938 92
Ares Commercial Real Estate, REIT  (2) 2,232 23
ARMOUR Residential REIT, REIT  (2) 5,502 31
Blackstone Mortgage Trust, Class A, REIT  7,181 152
BrightSpire Capital, REIT  3,866 24
Broadmark Realty Capital, REIT  5,269 19
Chicago Atlantic Real Estate Finance  263 4
Chimera Investment, REIT  (2) 9,759 54
Claros Mortgage Trust  (2) 3,857 57
Dynex Capital, REIT  1,907 24
Ellington Financial, REIT  2,452 30
Franklin BSP Realty Trust, REIT  3,474 45
Granite Point Mortgage Trust, REIT  2,055 11
Hannon Armstrong Sustainable Infrastructure Capital, REIT  3,651 106
Invesco Mortgage Capital, REIT  (2) 1,485 19
KKR Real Estate Finance Trust, REIT  2,462 34
Ladder Capital, REIT  4,786 48
MFA Financial, REIT  4,386 43
New York Mortgage Trust, REIT  15,694 40
Nexpoint Real Estate Finance, REIT  300 5
Orchid Island Capital, REIT  (2) 1,508 16
PennyMac Mortgage Investment Trust, REIT  (2) 3,813 47
Ready Capital, REIT  (2) 3,129 35
Redwood Trust, REIT  (2) 4,936 33
TPG RE Finance Trust, REIT  2,819 19
Two Harbors Investment, REIT  3,634 57
1,144
Thrifts & Mortgage Finance 1.3%
Axos Financial  (1) 2,403 92
Blue Foundry Bancorp  (1) 1,068 14
Bridgewater Bancshares  (1) 816 15
Capitol Federal Financial  5,366 46
Columbia Financial  (1) 1,399 30
Enact Holdings  1,299 31
Essent Group  4,444 173
Federal Agricultural Mortgage, Class C  390 44
Finance of America, Class A  (1)(2) 1,703 2
Greene County Bancorp  155 9
Hingham Institution For Savings  64 18
Home Bancorp  310 12
Home Point Capital  258 —
Kearny Financial  2,373 24
Luther Burbank  601 7

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Merchants Bancorp  659 16
Mr Cooper Group  (1) 2,935 118
NMI Holdings, Class A  (1) 3,512 73
Northfield Bancorp  1,839 29
PennyMac Financial Services  1,177 67
Pioneer Bancorp  (1) 489 6
Provident Bancorp  579 4
Provident Financial Services  3,065 65
Radian Group  6,794 130
Southern Missouri Bancorp  317 15
Sterling Bancorp  (1) 655 4
TrustCo Bank  773 29
Velocity Financial  (1) 369 4
Walker & Dunlop  1,330 104
Waterstone Financial  771 13
WSFS Financial  2,568 116
1,310
Total Financials 16,617
HEALTH CARE 16.7%
Biotechnology 7.3%
2seventy bio  (1) 1,528 14
4D Molecular Therapeutics  (1) 1,276 28
Aadi Bioscience  (1) 628 8
Absci  (1) 2,059 4
ACADIA Pharmaceuticals  (1) 5,048 80
Adicet Bio  (1) 1,181 11
ADMA Biologics  (1) 7,616 30
Aduro Biotech, CVR  (1)(3) 35 —
Aerovate Therapeutics  (1)(2) 370 11
Affimed  (1) 6,019 7
Agenus  (1)(2) 12,736 31
Agios Pharmaceuticals  (1) 2,315 65
Akero Therapeutics  (1) 1,461 80
Albireo Pharma  (1)(2) 759 16
Alector  (1) 2,537 23
Alkermes  (1) 6,874 180
Allogene Therapeutics  (1)(2) 3,255 20
Allovir  (1)(2) 1,333 7
Alpine Immune Sciences  (1) 935 7
ALX Oncology Holdings  (1) 867 10
Amicus Therapeutics  (1) 11,886 145
AnaptysBio  (1)(2) 840 26
Anavex Life Sciences  (1)(2) 2,813 26
Anika Therapeutics  (1) 642 19
Apellis Pharmaceuticals  (1) 3,950 204

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Arbutus Biopharma  (1)(2) 4,726 11
Arcellx  (1) 1,218 38
Arcturus Therapeutics Holdings  (1) 960 16
Arcus Biosciences  (1) 2,157 45
Arcutis Biotherapeutics  (1) 1,769 26
Arrowhead Pharmaceuticals  (1) 4,422 179
Atara Biotherapeutics  (1) 3,821 13
Aura Biosciences  (1) 781 8
Aurinia Pharmaceuticals  (1) 5,531 24
Avid Bioservices  (1) 2,626 36
Avidity Biosciences  (1) 2,240 50
Beam Therapeutics  (1) 2,755 108
BioCryst Pharmaceuticals  (1)(2) 7,748 89
Biohaven  (1) 2,645 37
Bioxcel Therapeutics  (1)(2) 798 17
Bluebird Bio  (1)(2) 3,353 23
Blueprint Medicines  (1) 2,588 113
Bridgebio Pharma  (1) 4,487 34
C4 Therapeutics  (1) 1,676 10
CareDx  (1) 2,067 24
Caribou Biosciences  (1) 2,257 14
Catalyst Pharmaceuticals  (1) 4,238 79
Celldex Therapeutics  (1) 1,926 86
Celularity  (1) 2,857 4
Century Therapeutics  (1) 814 4
Cerevel Therapeutics Holdings  (1)(2) 2,400 76
Chimerix  (1) 3,226 6
Chinook Therapeutics  (1) 2,146 56
Cogent Biosciences  (1) 2,763 32
Coherus Biosciences  (1) 2,976 24
Crinetics Pharmaceuticals  (1) 2,265 41
CTI BioPharma  (1) 4,355 26
Cullinan Oncology  (1) 1,217 13
Cytokinetics  (1)(2) 3,529 162
Day One Biopharmaceuticals  (1) 1,118 24
Deciphera Pharmaceuticals  (1) 1,923 31
Denali Therapeutics  (1) 4,561 127
Design Therapeutics  (1) 1,383 14
Dynavax Technologies  (1)(2) 5,041 54
Dyne Therapeutics  (1) 1,265 15
Eagle Pharmaceuticals  (1) 443 13
Editas Medicine  (1) 2,817 25
Eiger BioPharmaceuticals  (1) 1,628 2
Emergent BioSolutions  (1) 2,054 24
Enanta Pharmaceuticals  (1) 843 39
Enochian Biosciences  (1)(2) 756 1

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
EQRx  (1) 8,167 20
Erasca  (1) 2,652 11
Fate Therapeutics  (1) 3,483 35
FibroGen  (1) 3,685 59
Foghorn Therapeutics  (1) 798 5
Gelesis Holdings  (1) 377 —
Generation Bio  (1) 1,990 8
Geron  (1) 15,605 38
Gossamer Bio  (1)(2) 2,562 6
GreenLight Biosciences Holdings PBC  (1) 3,111 4
GTx, CVR  (1)(3) 1 —
Halozyme Therapeutics  (1) 5,682 323
Heron Therapeutics  (1)(2) 4,220 11
HilleVax  (1) 726 12
Humacyte  (1)(2) 2,043 4
Icosavax  (1) 952 8
Ideaya Biosciences  (1) 1,851 34
IGM Biosciences  (1) 453 8
Imago Biosciences  (1) 1,082 39
ImmunityBio  (1)(2) 3,360 17
ImmunoGen  (1) 9,185 46
Immunovant  (1) 1,858 33
Inhibrx  (1) 1,362 34
Inovio Pharmaceuticals  (1) 10,015 16
Insmed  (1) 5,664 113
Instil Bio  (1) 2,930 2
Intellia Therapeutics  (1) 3,561 124
Intercept Pharmaceuticals  (1) 973 12
Invivyd  (1) 2,094 3
Iovance Biotherapeutics  (1) 6,457 41
Ironwood Pharmaceuticals  (1) 5,734 71
iTeos Therapeutics  (1) 980 19
IVERIC bio  (1) 5,638 121
Janux Therapeutics  (1) 691 9
Jounce Therapeutics  (1) 1,615 2
KalVista Pharmaceuticals  (1) 974 7
Karuna Therapeutics  (1) 1,292 254
Karyopharm Therapeutics  (1) 2,996 10
Keros Therapeutics  (1) 804 39
Kezar Life Sciences  (1) 2,133 15
Kiniksa Pharmaceuticals, Class A  (1) 1,365 20
Kinnate Biopharma  (1)(2) 1,148 7
Kodiak Sciences  (1) 1,361 10
Kronos Bio  (1)(2) 1,656 3
Krystal Biotech  (1) 896 71
Kura Oncology  (1) 2,680 33

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Kymera Therapeutics  (1)(2) 1,699 42
Lexicon Pharmaceuticals  (1) 3,479 7
Ligand Pharmaceuticals  (1) 638 43
Lyell Immunopharma  (1) 7,406 26
MacroGenics  (1) 2,608 17
Madrigal Pharmaceuticals  (1) 548 159
MannKind  (1)(2) 10,657 56
MeiraGTx Holdings  (1) 1,290 8
Mersana Therapeutics  (1) 3,912 23
MiMedx Group  (1) 4,507 12
Mirum Pharmaceuticals  (1) 735 14
Monte Rosa Therapeutics  (1)(2) 1,118 8
Morphic Holding  (1) 1,113 30
Myriad Genetics  (1) 3,335 48
Nkarta  (1) 1,329 8
Nurix Therapeutics  (1) 2,022 22
Nuvalent, Class A  (1) 840 25
Ocugen  (1) 8,964 12
Organogenesis Holdings  (1) 3,050 8
Outlook Therapeutics  (1)(2) 4,576 5
Pardes Biosciences  (1) 1,747 3
PepGen  (1) 624 8
PMV Pharmaceuticals  (1) 1,467 13
Point Biopharma Global  (1) 3,571 26
Praxis Precision Medicines  (1) 1,359 3
Precigen  (1) 3,995 6
Prime Medicine  (1) 433 8
Prometheus Biosciences  (1) 1,495 164
Protagonist Therapeutics  (1) 1,924 21
Prothena  (1) 1,536 93
PTC Therapeutics  (1) 3,042 116
Rallybio  (1) 697 5
RAPT Therapeutics  (1) 1,059 21
Recursion Pharmaceuticals, Class A  (1) 5,762 44
REGENXBIO  (1) 1,657 38
Relay Therapeutics  (1) 3,563 53
Replimune Group  (1) 1,675 46
REVOLUTION Medicines  (1) 3,301 79
Rigel Pharmaceuticals  (1) 6,619 10
Rocket Pharmaceuticals  (1) 2,248 44
Sage Therapeutics  (1) 2,184 83
Sana Biotechnology  (1)(2) 3,637 14
Sangamo Therapeutics  (1) 5,578 17
Seres Therapeutics  (1)(2) 2,890 16
Sorrento Therapeutics  (1) 19,221 17
SpringWorks Therapeutics  (1) 1,494 39

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Stoke Therapeutics  (1) 886 8
Sutro Biopharma  (1) 2,247 18
Syndax Pharmaceuticals  (1) 2,268 58
Talaris Therapeutics  (1)(2) 1,793 2
Tango Therapeutics  (1) 1,861 13
Tenaya Therapeutics  (1) 1,108 2
TG Therapeutics  (1) 5,688 67
Tobira Therapeutics, CVR  (1)(3) 25 —
Travere Therapeutics  (1) 2,602 55
Twist Bioscience  (1) 2,360 56
Tyra Biosciences  (1) 519 4
Vanda Pharmaceuticals  (1) 2,266 17
Vaxart  (1) 5,277 5
Vaxcyte  (1) 3,089 148
VBI Vaccines  (1)(2) 7,579 3
Vera Therapeutics  (1)(2) 563 11
Veracyte  (1) 3,035 72
Vericel  (1) 1,947 51
Verve Therapeutics  (1) 1,949 38
Vir Biotechnology  (1) 3,072 78
Viridian Therapeutics  (1) 1,582 46
VistaGen Therapeutics  (1) 7,317 1
Xencor  (1) 2,405 63
Y-mAbs Therapeutics  (1) 1,523 7
Zentalis Pharmaceuticals  (1) 2,014 41
7,126
Health Care Equipment & Supplies 3.8%
Alphatec Holdings  (1) 3,129 39
AngioDynamics  (1) 1,512 21
Artivion  (1) 1,702 21
AtriCure  (1) 1,927 86
Atrion  60 34
Avanos Medical  (1) 1,951 53
Axogen  (1) 1,660 17
Axonics  (1) 2,115 132
Bioventus, Class A  (1)(2) 1,263 3
Butterfly Network  (1)(2) 5,421 13
Cardiovascular Systems  (1) 1,704 23
Cerus  (1) 7,031 26
CONMED  1,261 112
Cue Health  (1) 4,496 9
Cutera  (1)(2) 681 30
Embecta  2,458 62
Figs, Class A  (1) 5,481 37
Glaukos  (1) 1,914 84

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Haemonetics  (1) 2,142 168
Heska  (1) 397 25
Inari Medical  (1)(2) 2,036 129
Inogen  (1) 939 19
Inspire Medical Systems  (1) 1,205 304
Integer Holdings  (1) 1,431 98
iRadimed  284 8
iRhythm Technologies  (1) 1,264 118
Lantheus Holdings  (1) 2,882 147
LeMaitre Vascular  836 38
LivaNova  (1) 2,317 129
Meridian Bioscience  (1) 1,809 60
Merit Medical Systems  (1) 2,356 166
Mesa Laboratories  213 35
Nano-X Imaging  (1)(2) 1,845 14
Neogen  (1) 9,351 142
Nevro  (1) 1,463 58
NuVasive  (1) 2,195 91
Omnicell  (1) 1,859 94
OraSure Technologies  (1) 3,045 15
Orthofix Medical  (1) 770 16
OrthoPediatrics  (1) 633 25
Outset Medical  (1) 2,028 52
Owlet  (1) 630 —
Paragon 28  (1) 1,949 37
PROCEPT BioRobotics  (1) 1,084 45
Pulmonx  (1) 1,395 12
RxSight  (1) 881 11
SeaSpine Holdings  (1) 1,421 12
Senseonics Holdings  (1) 18,897 19
Shockwave Medical  (1) 1,519 312
SI-BONE  (1) 1,367 19
Sight Sciences  (1) 856 10
Silk Road Medical  (1) 1,571 83
STAAR Surgical  (1) 2,080 101
Surmodics  (1) 559 19
Tactile Systems Technology  (1) 779 9
Tenon Medical  (1) 123 —
TransMedics Group  (1) 1,278 79
Treace Medical Concepts  (1) 1,437 33
UFP Technologies  (1) 281 33
Utah Medical Products  145 15
Varex Imaging  (1) 1,666 34
Vicarious Surgical  (1) 2,084 4
ViewRay  (1) 6,120 27
Zimvie  (1) 899 8

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Zynex  (2) 878 12
3,687
Health Care Providers & Services 2.7%
1Life Healthcare  (1) 7,782 130
23andMe Holding, Class A  (1) 10,620 23
Accolade  (1) 2,832 22
AdaptHealth  (1) 3,037 58
Addus HomeCare  (1) 651 65
Agiliti  (1)(2) 1,160 19
AirSculpt Technologies  (2) 534 2
Alignment Healthcare  (1) 4,117 48
AMN Healthcare Services  (1) 1,824 188
Apollo Medical Holdings  (1) 1,608 48
ATI Physical Therapy  (1)(2) 2,863 1
Aveanna Healthcare Holdings  (1) 1,861 1
Brookdale Senior Living  (1) 8,066 22
Cano Health  (1)(2) 6,575 9
CareMax  (1)(2) 2,452 9
Castle Biosciences  (1) 1,068 25
Clover Health Investments  (1)(2) 15,728 15
Community Health Systems  (1) 5,318 23
CorVel  (1) 373 54
Cross Country Healthcare  (1) 1,542 41
DocGo  (1) 3,447 24
Ensign Group  2,307 218
Fulgent Genetics  (1)(2) 932 28
HealthEquity  (1) 3,554 219
Hims & Hers Health  (1) 5,216 33
Innovage Holding  (1) 745 5
Invitae  (1)(2) 10,173 19
Joint  (1) 606 8
LHC Group  (1) 1,277 206
LifeStance Health Group  (1) 2,954 15
ModivCare  (1) 523 47
National HealthCare  543 32
National Research, Class A  581 22
Oncology Institute  (1)(2) 1,478 2
OPKO Health  (1) 16,410 21
Option Care Health  (1) 6,697 202
Owens & Minor  3,098 61
P3 Health Partners  (1)(2) 973 2
Patterson  3,650 102
Pediatrix Medical Group  (1) 3,497 52
Pennant Group  (1) 1,095 12
PetIQ  (1) 1,068 10

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Privia Health Group  (1) 2,043 46
Progyny  (1) 3,166 99
R1 RCM  (1) 6,386 70
RadNet  (1) 2,153 41
Select Medical Holdings  4,357 108
Sema4 Holdings  (1) 6,051 2
Surgery Partners  (1) 2,134 59
U.S. Physical Therapy  549 45
2,613
Health Care Technology 0.5%
Allscripts Healthcare Solutions  (1) 4,572 81
American Well, Class A  (1) 9,396 26
Babylon Holdings, Class A  (1)(2) 166 1
Computer Programs & Systems  (1) 586 16
Evolent Health, Class A  (1) 3,437 96
Health Catalyst  (1) 2,246 24
HealthStream  (1) 1,001 25
Multiplan  (1) 15,306 18
NextGen Healthcare  (1) 2,433 46
Nutex Health  (1) 10,460 20
OptimizeRx  (1) 697 12
Pear Therapeutics  (1) 3,005 3
Phreesia  (1) 2,067 67
Schrodinger  (1) 2,281 43
Sharecare  (1)(2) 12,777 20
Simulations Plus  678 25
523
Life Sciences Tools & Services 0.8%
AbCellera Biologics  (1) 8,637 88
Adaptive Biotechnologies  (1) 4,624 35
Akoya Biosciences  (1) 632 6
Alpha Teknova  (1) 290 2
Berkeley Lights  (1) 2,208 6
BioLife Solutions  (1) 1,371 25
Bionano Genomics  (1)(2) 11,932 17
Codexis  (1)(2) 2,440 11
CryoPort  (1) 1,887 33
Cytek Biosciences  (1) 4,825 49
Inotiv  (1)(2) 706 4
MaxCyte  (1) 3,548 19
Medpace Holdings  (1) 1,086 231
NanoString Technologies  (1) 1,894 15
Nautilus Biotechnology  (1)(2) 2,938 5
NeoGenomics  (1) 5,297 49
Omniab  (1) 3,013 11

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Omniab, Earn Out Shares $12.50  (1) 233 —
Omniab, Earn Out Shares $15.00  (1) 233 —
Pacific Biosciences of California  (1)(2) 9,434 77
Quanterix  (1) 1,421 20
Quantum-Si  (1)(2) 3,905 7
Science 37 Holdings  (1) 2,382 1
Seer  (1) 2,053 12
Singular Genomics Systems  (1)(2) 2,227 5
SomaLogic  (1)(2) 6,131 15
743
Pharmaceuticals 1.6%
Aclaris Therapeutics  (1) 2,776 44
Amneal Pharmaceuticals  (1) 4,451 9
Amphastar Pharmaceuticals  (1) 1,581 44
Amylyx Pharmaceuticals  (1) 2,113 78
AN2 Therapeutics  (1) 457 4
ANI Pharmaceuticals  (1) 518 21
Arvinas  (1) 2,039 70
Atea Pharmaceuticals  (1) 3,130 15
Athira Pharma  (1) 1,579 5
Axsome Therapeutics  (1)(2) 1,343 104
Cara Therapeutics  (1) 1,842 20
Cassava Sciences  (1)(2) 1,621 48
CinCor Pharma  (1) 1,034 13
Collegium Pharmaceutical  (1) 1,405 33
Corcept Therapeutics  (1) 3,619 74
DICE Therapeutics  (1) 1,482 46
Edgewise Therapeutics  (1) 1,579 14
Esperion Therapeutics  (1) 3,078 19
Evolus  (1) 1,500 11
EyePoint Pharmaceuticals  (1)(2) 1,140 4
Fulcrum Therapeutics  (1) 1,812 13
Harmony Biosciences Holdings  (1) 1,103 61
Innoviva  (1) 2,723 36
Intra-Cellular Therapies  (1) 3,928 208
Liquidia  (1)(2) 2,035 13
Nektar Therapeutics  (1) 7,407 17
NGM Biopharmaceuticals  (1) 1,586 8
Nuvation Bio  (1) 4,946 9
Ocular Therapeutix  (1) 3,069 9
Pacira BioSciences  (1) 1,880 73
Phathom Pharmaceuticals  (1)(2) 941 11
Phibro Animal Health, Class A  824 11
Prestige Consumer Healthcare  (1) 2,147 134
Provention Bio  (1)(2) 2,570 27

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Reata Pharmaceuticals, Class A  (1)(2) 1,166 44
Relmada Therapeutics  (1) 1,110 4
Revance Therapeutics  (1) 3,380 62
SIGA Technologies  1,956 14
Supernus Pharmaceuticals  (1) 2,070 74
Tarsus Pharmaceuticals  (1) 759 11
Theravance Biopharma  (1)(2) 2,785 31
Theseus Pharmaceuticals  (1) 651 3
Third Harmonic Bio  (1) 528 2
Tricida  (1) 1,370 —
Ventyx Biosciences  (1) 1,042 34
Xeris Biopharma Holdings  (1) 5,737 8
Zogenix, CVR  (1)(3) 1,960 1
1,594
Total Health Care 16,286
INDUSTRIALS & BUSINESS SERVICES 15.4%
Aerospace & Defense 1.0%
AAR (1) 1,420 64
Aerojet Rocketdyne Holdings  (1) 3,346 187
AeroVironment  (1) 1,038 89
AerSale  (1) 867 14
Archer Aviation, Class A  (1) 5,776 11
Astra Space  (1)(2) 5,509 2
Astronics  (1) 1,095 11
Cadre Holdings  771 16
Ducommun  (1) 454 23
Kaman  1,149 26
Maxar Technologies  3,161 164
Momentus  (1) 2,085 2
Moog, Class A  1,199 105
National Presto Industries  203 14
Park Aerospace  755 10
Parsons  (1) 1,413 65
Redwire  (1) 739 1
Rocket Lab USA  (1)(2) 8,881 33
Terran Orbital  (1)(2) 1,661 3
Triumph Group  (1) 2,632 28
Triumph Group, Warrants, 12/19/23  (1) 774 —
V2X  (1) 486 20
Virgin Galactic Holdings  (1)(2) 10,136 35
923
Air Freight & Logistics 0.4%
Air Transport Services Group  (1) 2,477 64
Atlas Air Worldwide Holdings  (1) 1,210 122

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Forward Air  1,162 122
Hub Group, Class A  (1) 1,352 107
Radiant Logistics  (1) 1,480 8
423
Airlines 0.3%
Allegiant Travel  (1) 653 44
Blade Air Mobility  (1) 2,412 9
Frontier Group Holdings  (1) 1,550 16
Hawaiian Holdings  (1) 2,063 21
Joby Aviation  (1)(2) 10,785 36
SkyWest  (1) 2,056 34
Spirit Airlines  (1) 4,577 89
Sun Country Airlines Holdings  (1) 1,376 22
Wheels Up Experience  (1) 6,092 6
277
Building Products 1.3%
AAON  1,890 142
American Woodmark  (1) 710 35
Apogee Enterprises  938 42
Caesarstone  913 5
CSW Industrials  615 71
Gibraltar Industries  (1) 1,332 61
Griffon  1,932 69
Insteel Industries  819 23
Janus International Group  (1) 3,513 33
JELD-WEN Holding  (1) 3,415 33
Masonite International  (1) 935 75
PGT Innovations  (1) 2,436 44
Quanex Building Products  1,426 34
Resideo Technologies  (1) 6,271 103
Simpson Manufacturing  1,838 163
UFP Industries  2,519 200
View  (1)(2) 4,490 4
Zurn Elkay Water Solutions  5,370 114
1,251
Commercial Services & Supplies 1.5%
ABM Industries  2,798 124
ACCO Brands  4,025 23
ACV Auctions, Class A  (1) 4,932 41
Aris Water Solution, Class A  (2) 866 13
Brady, Class A  1,920 90
BrightView Holdings  (1) 1,865 13
Brink's  1,900 102
Casella Waste Systems, Class A  (1) 2,105 167

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Cimpress  (1) 773 21
CompX International  61 1
CoreCivic  (1) 4,910 57
Deluxe  1,869 32
Ennis  1,040 23
GEO Group  (1)(2) 5,050 55
Harsco  (1) 3,215 20
Healthcare Services Group  3,060 37
Heritage-Crystal Clean  (1) 643 21
HNI  1,737 49
Interface  2,391 24
KAR Auction Services  (1) 4,763 62
Kimball International, Class B  1,409 9
Li-Cycle Holdings  (1)(2) 5,903 28
Matthews International, Class A  1,263 38
MillerKnoll  3,185 67
Montrose Environmental Group  (1) 1,157 51
NL Industries  295 2
Pitney Bowes  7,214 27
Quad/Graphics  (1) 1,332 5
SP Plus  (1) 824 29
Steelcase, Class A  3,786 27
UniFirst  646 125
Viad  (1) 827 20
VSE  425 20
1,423
Construction & Engineering 1.5%
Ameresco, Class A  (1) 1,335 76
API Group  (1) 8,726 164
Arcosa  2,095 114
Argan  559 21
Comfort Systems USA  1,495 172
Concrete Pumping Holdings  (1) 1,077 6
Construction Partners, Class A  (1) 1,708 45
Dycom Industries  (1) 1,249 117
EMCOR Group  2,017 299
Fluor  (1) 6,097 211
Granite Construction  1,856 65
Great Lakes Dredge & Dock  (1) 2,673 16
IES Holdings  (1) 354 13
MYR Group  (1) 697 64
Northwest Pipe  (1) 386 13
Primoris Services  2,188 48
Sterling Infrastructure  (1) 1,257 41

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Tutor Perini  (1) 1,803 14
1,499
Electrical Equipment 1.4%
Allied Motion Technologies  550 19
Array Technologies  (1)(2) 6,512 126
Atkore  (1) 1,736 197
AZZ  1,017 41
Babcock & Wilcox Enterprises  (1) 2,539 15
Blink Charging  (1)(2) 1,465 16
Bloom Energy, Class A  (1) 7,754 148
Encore Wire  742 102
Energy Vault Holdings  (1)(2) 3,404 11
EnerSys  1,761 130
Enovix  (1)(2) 4,578 57
ESS Tech  (1)(2) 3,389 8
Fluence Energy  (1)(2) 1,467 25
FTC Solar  (1)(2) 1,689 4
FuelCell Energy  (1)(2) 17,103 48
GrafTech International  8,307 39
Heliogen  (1) 3,827 3
NuScale Power  (1) 1,272 13
Powell Industries  368 13
Preformed Line Products  103 9
Shoals Technologies Group, Class A  (1) 5,949 147
Stem  (1)(2) 6,075 54
SunPower  (1)(2) 3,425 62
Thermon Group Holdings  (1) 1,370 27
TPI Composites  (1) 1,454 15
Vicor  (1) 928 50
1,379
Industrial Conglomerates 0.0%
Brookfield Business, Class A  1,049 20
20
Machinery 3.8%
3D Systems  (1) 5,339 39
Alamo Group  424 60
Albany International, Class A  1,345 133
Altra Industrial Motion  2,794 167
Astec Industries  942 38
Barnes Group  2,050 84
Berkshire Grey  (1) 1,868 1
Blue Bird  (1) 709 8
Chart Industries  (1) 1,829 211
CIRCOR International  (1) 778 19

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Columbus McKinnon  1,186 38
Desktop Metal, Class A  (1)(2) 11,668 16
Douglas Dynamics  952 34
Energy Recovery  (1) 2,350 48
Enerpac Tool Group  2,460 63
EnPro Industries  873 95
ESCO Technologies  1,084 95
Evoqua Water Technologies  (1) 5,042 200
Fathom Digital Manufacturing  (1)(2) 386 —
Federal Signal  2,582 120
Franklin Electric  1,945 155
Gorman-Rupp  989 25
Greenbrier  1,342 45
Helios Technologies  1,363 74
Hillenbrand  2,992 128
Hillman Solutions  (1) 5,764 42
Hydrofarm Holdings Group  (1) 1,782 3
Hyliion Holdings  (1)(2) 5,458 13
Hyster-Yale Materials Handling  426 11
Hyzon Motors  (1) 3,361 5
John Bean Technologies  1,367 125
Kadant  487 86
Kennametal  3,423 82
Lightning eMotors  (1) 1,498 1
Lindsay  465 76
Luxfer Holdings  1,089 15
Manitowoc  (1) 1,389 13
Markforged Holding  (1) 4,763 6
Microvast Holdings  (1)(2) 7,066 11
Miller Industries  454 12
Mueller Industries  2,360 139
Mueller Water Products, Class A  6,585 71
Nikola  (1)(2) 14,173 31
Omega Flex  (2) 137 13
Proterra  (1)(2) 9,351 35
Proto Labs  (1) 1,123 29
RBC Bearings  (1) 1,219 255
REV Group  1,355 17
Sarcos Technology & Robotics  (1) 4,492 2
Shyft Group  1,485 37
SPX Technologies  (1) 1,890 124
Standex International  493 50
Tennant  765 47
Terex  2,817 120
Titan International  (1) 2,213 34
Trinity Industries  3,456 102

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Velo3D  (1)(2) 2,425 4
Wabash National  2,010 45
Watts Water Technologies, Class A  1,153 169
Xos  (1) 2,093 1
3,722
Marine 0.2%
Costamare  2,193 20
Eagle Bulk Shipping  548 27
Eneti  1,039 11
Genco Shipping & Trading  1,601 25
Golden Ocean Group  5,061 44
Matson  1,565 98
Safe Bulkers  (2) 2,805 8
233
Professional Services 1.7%
Alight, Class A  (1) 14,674 123
ASGN  (1) 2,069 169
Atlas Technical Consultants  (1) 756 4
Barrett Business Services  303 28
CBIZ  (1) 2,025 95
CRA International  295 36
Exponent  2,178 216
First Advantage  (1) 2,408 31
Forrester Research  (1) 465 17
Franklin Covey  (1) 495 23
Heidrick & Struggles International  799 22
HireRight Holdings  (1) 841 10
Huron Consulting Group  (1) 869 63
ICF International  775 77
Insperity  1,529 174
Kelly Services, Class A  1,471 25
Kforce  860 47
Korn Ferry  2,223 112
Legalzoom.com  (1) 4,175 32
NV5 Global  (1) 570 75
Planet Labs PBC  (1) 6,413 28
Red Violet  (1)(2) 421 10
Resources Connection  1,314 24
Skillsoft  (1)(2) 3,107 4
Spire Global  (1) 4,786 5
Sterling Check  (1) 942 15
TriNet Group  (1) 1,621 110
TrueBlue  (1) 1,325 26
Upwork  (1) 5,025 52

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Willdan Group  (1) 509 9
1,662
Road & Rail 0.6%
ArcBest  1,024 72
Bird Global, Class A  (1)(2) 6,559 1
Covenant Logistics Group, Class A  440 15
Daseke  (1) 1,748 10
Heartland Express  1,922 30
Marten Transport  2,457 49
PAM Transportation Services  (1) 268 7
Saia  (1) 1,136 238
TuSimple Holdings, Class A  (1) 5,702 9
Universal Logistics Holdings  295 10
Werner Enterprises  2,741 110
551
Trading Companies & Distributors 1.7%
Alta Equipment Group  804 11
Applied Industrial Technologies  1,640 207
Beacon Roofing Supply  (1) 2,221 117
BlueLinx Holdings  (1) 373 27
Boise Cascade  1,707 117
Custom Truck One Source  (1)(2) 2,383 15
Distribution Solutions Group  (1) 200 7
DXP Enterprises  (1) 627 17
GATX  1,510 161
Global Industrial  521 12
GMS  (1) 1,786 89
H&E Equipment Services  1,344 61
Herc Holdings  1,083 143
Hudson Technologies  (1) 1,819 18
Karat Packaging  224 3
McGrath RentCorp  1,017 100
MRC Global  (1) 3,559 41
NOW  (1) 4,642 59
Rush Enterprises, Class A  1,809 95
Rush Enterprises, Class B  268 15
Textainer Group Holdings  1,917 59
Titan Machinery  (1) 872 35
Transcat  (1) 287 20
Triton International  2,503 172
Veritiv  572 70
1,671
Total Industrials & Business Services 15,034

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
INFORMATION TECHNOLOGY 12.5%
Communications Equipment 0.9%
ADTRAN Holdings  3,213 60
Aviat Networks  (1) 467 15
Calix  (1) 2,471 169
Cambium Networks  (1) 455 10
Casa Systems  (1) 1,624 4
Clearfield  (1) 487 46
CommScope Holding  (1) 8,613 63
Comtech Telecommunications  1,034 12
Digi International  (1) 1,438 53
DZS  (1) 767 10
Extreme Networks  (1) 5,372 98
Harmonic  (1) 3,875 51
Infinera  (1)(2) 8,068 54
Inseego  (1)(2) 3,778 3
NETGEAR  (1) 1,169 21
NetScout Systems  (1) 2,893 94
Ondas Holdings  (1) 1,608 3
Ribbon Communications  (1) 2,753 8
Viavi Solutions  (1) 9,871 104
878
Electronic Equipment, Instruments & Components 2.3%
908 Devices  (1) 859 7
Advanced Energy Industries  1,620 139
Aeva Technologies  (1) 3,830 5
AEye  (1)(2) 2,511 1
Akoustis Technologies  (1)(2) 2,302 6
Arlo Technologies  (1) 3,625 13
Badger Meter  1,262 138
Belden  1,832 132
Benchmark Electronics  1,476 39
Cepton  (1) 2,129 3
CTS  1,333 53
ePlus  (1) 1,117 49
Evolv Technologies Holdings  (1) 3,280 8
Fabrinet  (1) 1,556 200
FARO Technologies  (1) 786 23
Focus Universal  (1) 678 4
Identiv  (1) 885 6
Insight Enterprises  (1) 1,354 136
Itron  (1) 1,892 96
Kimball Electronics  (1) 1,000 23
Knowles  (1) 3,770 62
Lightwave Logic  (1) 4,731 20

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Methode Electronics  1,523 68
MicroVision  (1)(2) 6,754 16
Mirion Technologies  (1)(2) 5,900 39
Napco Security Technologies  (1) 1,202 33
nLight  (1) 1,946 20
Novanta  (1) 1,495 203
OSI Systems  (1) 681 54
Ouster  (1)(2) 5,808 5
PAR Technology  (1)(2) 1,085 28
PC Connection  459 22
Plexus  (1) 1,186 122
Rogers  (1) 787 94
Sanmina  (1) 2,406 138
ScanSource  (1) 1,038 30
SmartRent  (1) 4,869 12
TTM Technologies  (1) 4,259 64
Velodyne Lidar  (1) 8,632 6
Vishay Intertechnology  5,515 119
Vishay Precision Group  (1) 520 20
2,256
IT Services 2.0%
AvidXchange Holdings  (1) 6,177 61
BigCommerce Holdings, Series 1  (1) 2,620 23
Brightcove  (1) 1,755 9
Cantaloupe  (1) 2,340 10
Cass Information Systems  559 26
Cerberus Cyber Sentinel  (1) 1,749 4
Conduent  (1) 6,929 28
CSG Systems International  1,303 75
Cyxtera Technologies  (1) 1,630 3
DigitalOcean Holdings  (1)(2) 2,926 75
Edgio  (1) 5,424 6
EVERTEC  2,560 83
Evo Payments, Class A  (1) 1,984 67
ExlService Holdings  (1) 1,386 235
Fastly, Class A  (1) 4,776 39
Flywire  (1) 2,357 58
Grid Dynamics Holdings  (1) 2,241 25
Hackett Group  1,119 23
I3 Verticals, Class A  (1) 904 22
IBEX  (1) 371 9
Information Services Group  1,361 6
International Money Express  (1) 1,314 32
Kratos Defense & Security Solutions  (1) 5,281 55
Marqeta, Class A  (1) 18,798 115

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Maximus  2,552 187
MoneyGram International  (1) 3,868 42
Paya Holdings  (1) 3,575 28
Payoneer Global  (1) 9,128 50
Paysafe  (1)(2) 1,154 16
Perficient  (1) 1,432 100
PFSweb  748 5
Priority Technology Holdings  (1) 793 4
Rackspace Technology  (1)(2) 2,473 7
Remitly Global  (1) 4,192 48
Repay Holdings  (1) 3,570 29
Sabre  (1) 13,731 85
Squarespace, Class A  (1) 1,275 28
StoneCo, Class A  (1) 11,999 113
TTEC Holdings  820 36
Tucows, Class A  (1)(2) 414 14
Unisys  (1) 2,706 14
Verra Mobility  (1) 6,117 85
1,980
Semiconductors & Semiconductor Equipment 2.5%
ACM Research, Class A  (1) 1,955 15
Alpha & Omega Semiconductor  (1) 905 26
Ambarella  (1) 1,573 129
Amkor Technology  4,277 103
Atomera  (1)(2) 823 5
Axcelis Technologies  (1) 1,369 109
AXT  (1) 1,724 8
CEVA  (1) 942 24
Cohu  (1) 2,013 64
Credo Technology Group Holding  (1) 4,106 55
Diodes  (1) 1,878 143
FormFactor  (1) 3,238 72
Ichor Holdings  (1) 1,206 32
Impinj  (1) 899 98
indie Semiconductor, Class A  (1)(2) 4,409 26
Kulicke & Soffa Industries  2,396 106
MACOM Technology Solutions Holdings  (1) 2,133 134
MaxLinear  (1) 3,152 107
Onto Innovation  (1) 2,091 142
PDF Solutions  (1) 1,257 36
Photronics  (1) 2,472 42
Power Integrations  2,390 171
Rambus  (1) 4,593 164
Rigetti Computing  (1) 2,130 2
Rockley Photonics Holdings  (1) 3,901 —

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Semtech  (1) 2,674 77
Silicon Laboratories  (1) 1,416 192
SiTime  (1) 679 69
SkyWater Technology  (1) 445 3
SMART Global Holdings  (1)(2) 2,021 30
Synaptics  (1) 1,672 159
Transphorm  (1) 1,042 6
Ultra Clean Holdings  (1) 1,895 63
Veeco Instruments  (1) 2,143 40
2,452
Software 4.5%
8x8 (1) 4,833 21
A10 Networks  2,629 44
ACI Worldwide  (1) 4,699 108
Adeia  4,302 41
Agilysys  (1) 852 67
Alarm.com Holdings  (1) 2,088 103
Alkami Technology  (1) 1,465 21
Altair Engineering, Class A  (1) 2,177 99
American Software, Class A  1,449 21
Amplitude, Class A  (1)(2) 2,417 29
Appfolio, Class A  (1) 813 86
Appian, Class A  (1) 1,684 55
Applied Blockchain  (1) 2,784 5
Arteris  (1) 648 3
Asana, Class A  (1)(2) 3,090 43
Avaya Holdings  (1)(2) 3,849 1
AvePoint  (1) 5,267 22
Benefitfocus  (1) 1,136 12
Blackbaud  (1) 2,009 118
Blackline  (1) 2,330 157
Blend Labs, Class A  (1) 7,595 11
Box, Class A  (1) 5,894 183
C3.ai, Class A  (1) 2,399 27
Cerence  (1) 1,602 30
Cipher Mining  (1)(2) 1,495 1
Cleanspark  (1)(2) 1,935 4
CommVault Systems  (1) 1,924 121
Consensus Cloud Solutions  (1) 787 42
Couchbase  (1)(2) 1,180 16
CS Disco  (1) 958 6
Cvent Holding  (1) 1,853 10
Digimarc  (1)(2) 552 10
Digital Turbine  (1) 3,945 60
Domo, Class B  (1) 1,333 19

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Duck Creek Technologies  (1) 3,188 38
E2open Parent Holdings  (1)(2) 8,401 49
Ebix  (2) 1,149 23
eGain  (1) 932 8
Enfusion, Class A  (1) 1,102 11
EngageSmart  (1) 1,484 26
Envestnet  (1) 2,368 146
Everbridge  (1) 1,668 49
EverCommerce  (1) 1,030 8
ForgeRock, Class A  (1) 1,594 36
Greenidge Generation Holdings  (1)(2) 489 —
Instructure Holdings  (1) 712 17
Intapp  (1) 635 16
InterDigital  1,250 62
IronNet  (1)(2) 2,480 1
Kaleyra  (1) 1,127 1
KnowBe4, Class A  (1) 3,072 76
Latch  (1)(2) 4,687 3
LivePerson  (1) 2,884 29
LiveRamp Holdings  (1) 2,809 66
LiveVox Holdings  (1) 851 3
Marathon Digital Holdings  (1)(2) 4,630 16
Matterport  (1)(2) 9,605 27
MeridianLink  (1) 961 13
MicroStrategy, Class A  (1)(2) 394 56
Mitek Systems  (1) 1,762 17
Model N  (1) 1,560 63
Momentive Global  (1) 5,586 39
N-Able  (1) 2,942 30
NextNav  (1)(2) 2,814 8
Olo, Class A  (1) 3,682 23
ON24  (1) 1,712 15
OneSpan  (1) 1,665 19
PagerDuty  (1) 3,623 96
PowerSchool Holdings, Class A  (1) 1,879 43
Progress Software  1,866 94
PROS Holdings  (1) 1,754 43
Q2 Holdings  (1) 2,360 63
Qualys  (1) 1,625 182
Rapid7  (1) 2,473 84
Rimini Street  (1) 2,085 8
Riot Blockchain  (1)(2) 6,622 22
Sapiens International  1,339 25
SecureWorks, Class A  (1) 485 3
ShotSpotter  (1) 360 12
SolarWinds  (1) 1,985 19

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Sprout Social, Class A  (1) 1,960 111
SPS Commerce  (1) 1,554 200
Sumo Logic  (1) 4,859 39
Telos  (1) 2,149 11
Tenable Holdings  (1) 4,803 183
Terawulf  (1)(2) 818 1
Upland Software  (1) 1,248 9
UserTesting  (1)(2) 1,973 15
Varonis Systems  (1) 4,719 113
Verint Systems  (1) 2,761 100
Veritone  (1) 1,367 7
Viant Technology, Class A  (1) 608 2
Weave Communications  (1) 1,318 6
WM Technology  (1) 3,361 3
Workiva  (1) 2,010 169
Xperi  (1) 1,682 15
Yext  (1) 4,681 31
Zeta Global Holdings, Class A  (1)(2) 4,647 38
Zuora, Class A  (1) 5,245 33
4,370
Technology Hardware, Storage & Peripherals 0.3%
Avid Technology  (1) 1,513 40
CompoSecure  (1) 297 2
Corsair Gaming  (1) 1,571 21
Diebold Nixdorf  (1) 2,861 4
Eastman Kodak  (1) 2,436 7
IonQ  (1)(2) 4,797 17
Super Micro Computer  (1) 1,990 163
Turtle Beach  (1)(2) 574 4
Xerox Holdings  4,826 71
329
Total Information Technology 12,265
MATERIALS 4.3%
Chemicals 2.1%
AdvanSix  1,124 43
American Vanguard  1,192 26
Amyris  (1)(2) 8,350 13
Aspen Aerogels  (1) 1,254 15
Avient  3,927 133
Balchem  1,344 164
Cabot  2,346 157
Chase  308 26
Danimer Scientific  (1)(2) 3,621 6
Diversey Holdings  (1) 3,113 13

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Ecovyst  (1) 3,231 29
FutureFuel  1,052 8
Hawkins  846 33
HB Fuller  2,238 160
Ingevity  (1) 1,572 111
Innospec  1,038 107
Intrepid Potash  (1) 443 13
Koppers Holdings  833 23
Kronos Worldwide  885 8
Livent  (1) 6,835 136
LSB Industries  (1) 3,092 41
Mativ Holdings  2,295 48
Minerals Technologies  1,366 83
Origin Materials  (1)(2) 4,342 20
Orion Engineered Carbons  2,551 45
Perimeter Solutions  (1) 4,839 44
PureCycle Technologies  (1)(2) 4,383 30
Quaker Chemical  (2) 569 95
Rayonier Advanced Materials  (1) 2,680 26
Sensient Technologies  1,809 132
Stepan  892 95
Tredegar  1,083 11
Trinseo  1,481 34
Tronox Holdings, Class A  4,916 67
Valhi  85 2
1,997
Construction Materials 0.2%
Summit Materials, Class A  (1) 5,118 145
United States Lime & Minerals  83 12
157
Containers & Packaging 0.3%
Cryptyde (1) 702 —
Greif, Class A  1,042 70
Greif, Class B  239 19
Myers Industries  1,560 35
O-I Glass  (1) 6,733 111
Pactiv Evergreen  1,808 20
Ranpak Holdings  (1) 1,663 10
TriMas  1,766 49
314
Metals & Mining 1.6%
5E Advanced Materials  (1) 1,602 13
Alpha Metallurgical Resources  639 94
Arconic  (1) 4,315 91

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
ATI  (1) 5,237 156
Carpenter Technology  2,001 74
Century Aluminum  (1) 2,073 17
Coeur Mining  (1) 11,962 40
Commercial Metals  4,999 241
Compass Minerals International  1,443 59
Constellium  (1) 5,555 66
Dakota Gold  (1) 2,267 7
Haynes International  533 24
Hecla Mining  23,856 133
Hycroft Mining Holding  (1) 5,778 3
Ivanhoe Electric  (1) 628 8
Kaiser Aluminum  675 51
Materion  863 76
Novagold Resources  (1) 10,066 60
Olympic Steel  430 14
Piedmont Lithium  (1) 744 33
PolyMet Mining  (1) 1,084 3
Ramaco Resources  968 9
Ryerson Holding  845 26
Schnitzer Steel Industries, Class A  1,067 33
SunCoke Energy  3,407 29
TimkenSteel  (1) 1,815 33
Warrior Met Coal  2,171 75
Worthington Industries  1,317 65
1,533
Paper & Forest Products 0.1%
Clearwater Paper  (1) 686 26
Glatfelter  1,665 5
Resolute Forest Products  (1) 1,904 41
Sylvamo  1,487 72
144
Total Materials 4,145
REAL ESTATE 6.4%
Equity Real Estate Investment Trusts 5.8%
Acadia Realty Trust, REIT  3,921 56
Agree Realty, REIT  3,741 265
Alexander & Baldwin, REIT  3,048 57
Alexander's, REIT  88 19
American Assets Trust, REIT  2,078 55
Apartment Investment & Management, Class A, REIT  6,151 44
Apple Hospitality REIT, REIT  9,078 143
Armada Hoffler Properties, REIT  2,892 33
Ashford Hospitality Trust, REIT  (1) 1,475 7

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Bluerock Homes Trust  (1) 145 3
Braemar Hotels & Resorts, REIT  2,898 12
Brandywine Realty Trust, REIT  7,158 44
Broadstone Net Lease, REIT  7,254 118
BRT Apartments, REIT  466 9
CareTrust REIT, REIT  4,045 75
CBL & Associates Properties, REIT  1,085 25
Centerspace, REIT  659 39
Chatham Lodging Trust, REIT  1,990 24
City Office REIT, REIT  1,685 14
Clipper Realty, REIT  433 3
Community Healthcare Trust, REIT  973 35
Corporate Office Properties Trust, REIT  4,864 126
CTO Realty Growth, REIT  756 14
DiamondRock Hospitality, REIT  8,837 72
Diversified Healthcare Trust, REIT  9,523 6
Easterly Government Properties, REIT  3,837 55
Elme Communities, REIT  3,702 66
Empire State Realty Trust, Class A, REIT  5,840 39
Equity Commonwealth, REIT  4,447 111
Essential Properties Realty Trust, REIT  6,056 142
Farmland Partners, REIT  2,087 26
Four Corners Property Trust, REIT  3,506 91
Franklin Street Properties, REIT  3,917 11
Getty Realty, REIT  (2) 1,776 60
Gladstone Commercial, REIT  1,663 31
Gladstone Land, REIT  1,316 24
Global Medical REIT, REIT  2,495 24
Global Net Lease, REIT  4,386 55
Hersha Hospitality Trust, Class A, REIT  1,234 10
Independence Realty Trust, REIT  9,654 163
Indus Realty Trust, REIT  (2) 212 13
Industrial Logistics Properties Trust, REIT  2,727 9
Innovative Industrial Properties, REIT  1,200 122
InvenTrust Properties, REIT  2,870 68
iStar, REIT  2,896 22
Kite Realty Group Trust, REIT  9,340 197
LTC Properties, REIT  1,678 60
LXP Industrial Trust, REIT  11,526 115
Macerich, REIT  9,050 102
National Health Investors, REIT  1,813 95
Necessity Retail REIT, REIT  5,503 33
NETSTREIT, REIT  2,273 42
NexPoint Residential Trust, REIT  969 42
Office Properties Income Trust, REIT  1,951 26
One Liberty Properties, REIT  651 14

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Orion Office REIT, REIT  2,334 20
Outfront Media, REIT  6,124 102
Paramount Group, REIT  7,735 46
Pebblebrook Hotel Trust, REIT  5,434 73
Phillips Edison, REIT  4,941 157
Physicians Realty Trust, REIT  9,817 142
Piedmont Office Realty Trust, Class A, REIT  5,178 47
Plymouth Industrial REIT, REIT  1,626 31
Postal Realty Trust, Class A, REIT  702 10
PotlatchDeltic, REIT  3,356 148
Retail Opportunity Investments, REIT  5,050 76
RLJ Lodging Trust, REIT  6,760 72
RPT Realty, REIT  3,477 35
Ryman Hospitality Properties, REIT  2,308 189
Sabra Health Care REIT, REIT  9,965 124
Safehold, REIT  (2) 1,106 32
Saul Centers, REIT  491 20
Service Properties Trust, REIT  6,918 50
SITE Centers, REIT  8,165 112
STAG Industrial, REIT  7,712 249
Summit Hotel Properties, REIT  4,508 33
Sunstone Hotel Investors, REIT  8,894 86
Tanger Factory Outlet Centers, REIT  4,242 76
Terreno Realty, REIT  3,133 178
UMH Properties, REIT  2,130 34
Uniti Group, REIT  10,008 55
Universal Health Realty Income Trust, REIT  529 25
Urban Edge Properties, REIT  4,844 68
Urstadt Biddle Properties, Class A, REIT  1,296 25
Veris Residential, REIT  (1) 3,625 58
Whitestone REIT, REIT  1,921 18
Xenia Hotels & Resorts, REIT  4,794 63
5,620
Real Estate Management & Development 0.6%
American Realty Investors  (1) 57 1
Anywhere Real Estate  (1) 4,406 28
Compass, Class A  (1)(2) 11,123 26
Cushman & Wakefield  (1)(2) 6,658 83
DigitalBridge Group  6,914 76
Doma Holdings  (1) 5,241 2
Douglas Elliman  2,967 12
eXp World Holdings  (2) 2,948 33
Forestar Group  (1) 708 11
FRP Holdings  (1) 269 15
Kennedy-Wilson Holdings  4,975 78

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Marcus & Millichap  1,053 36
Newmark Group, Class A  5,576 44
Offerpad Solutions  (1)(2) 2,612 1
RE/MAX Holdings, Class A  749 14
Redfin  (1)(2) 4,380 19
RMR Group, Class A  630 18
St. Joe  1,451 56
Stratus Properties  225 4
Tejon Ranch  (1) 828 16
Transcontinental Realty Investors  (1) 47 2
575
Total Real Estate 6,195
TRUSTS & FUNDS 0.3%
Trusts & Mutual Funds 0.3%
iShares Russell 2000 ETF  (2) 1,863 325
Total Trusts & Funds 325
UTILITIES 3.5%
Electric Utilities 0.8%
ALLETE  2,419 156
MGE Energy  1,574 111
Otter Tail  1,782 104
PNM Resources  3,603 176
Portland General Electric  3,771 185
Via Renewables  (2) 588 3
735
Gas Utilities 1.2%
Brookfield Infrastructure, Class A  4,129 161
Chesapeake Utilities  729 86
New Jersey Resources  4,056 201
Northwest Natural Holding  1,453 69
ONE Gas  2,267 172
South Jersey Industries  5,177 184
Southwest Gas Holdings  2,875 178
Spire  2,152 148
1,199
Independent Power & Renewable Electricity Producers 0.5%
Altus Power  (1) 1,802 12
Clearway Energy, Class A  1,438 43
Clearway Energy, Class C  3,549 113
Montauk Renewables  (1)(2) 2,761 30
Ormat Technologies  2,071 179
Sunnova Energy International  (1)(2) 4,148 75
452

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Multi-Utilities 0.5%
Avista  3,180 141
Black Hills  2,740 193
NorthWestern  2,497 148
Unitil  684 35
517
Water Utilities 0.5%
American States Water  1,558 144
Artesian Resources, Class A  338 20
California Water Service Group  2,291 139
Global Water Resources  601 8
Middlesex Water  729 57
Pure Cycle  (1) 861 9
SJW Group  1,130 92
York Water  614 28
497
Total Utilities 3,400
Total Common Stocks (Cost $114,893) 96,971
SHORT-TERM INVESTMENTS 0.4%
Money Market Funds 0.4%
T. Rowe Price Government Reserve Fund, 4.30%  (4)(5) 373,686 374
374
U.S. Treasury Obligations 0.0%
U.S. Treasury Bills, 3.279%, 2/16/23  (6) 40,000 40
40
Total Short-Term Investments (Cost $414) 414

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
SECURITIES LENDING COLLATERAL 5.0%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET BANK
AND TRUST COMPANY 5.0%
Money Market Funds 5.0%
T. Rowe Price Government Reserve Fund, 4.30%  (4)(5) 4,855,312 4,855
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank and Trust Company 4,855
Total Securities Lending Collateral (Cost $4,855) 4,855
Total Investments in Securities
105.0% of Net Assets
(Cost $120,162) $ 102,240
‡ Shares/Par and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) See Note 4 . All or a portion of this security is on loan at December 31, 2022.
(3) See Note 2. Level 3 in fair value hierarchy.
(4) Seven-day yield
(5) Affiliated Companies
(6) At December 31, 2022, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
CVR Contingent Value Rights
EC Escrow CUSIP; represents a beneficial interest in a residual pool of assets; the amount and timing of future distributions, if any, is uncertain; when presented, interest rate and maturity date are those of the original security.
ETF Exchange-Traded Fund
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE Small-Cap Index Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Long, 4 Russell 2000 E-Mini Index contracts 3/23 354 $ (8)
Net payments (receipts) of variation margin to date 7
Variation margin receivable (payable) on open futures contracts $ (1)

T. ROWE PRICE Small-Cap Index Fund

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the year ended December 31, 2022. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 4.30% $ — $ — $ 6++
Totals $ —# $ — $ 6+
Supplementary Investment Schedule
Affiliate
Value
12/31/21
Purchase
Cost
Sales
Cost
Value
12/31/22
T. Rowe Price Government
Reserve Fund, 4.30% $ 3,572  ¤   ¤ $ 5,229
Total $ 5,229^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees as described in Note 4 .
+ Investment income comprised $6 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $5,229.

T. ROWE PRICE Small-Cap Index Fund
December 31, 2022
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
Assets
Investments in securities, at value (cost $120,162) $ 102,240
Dividends receivable 115
Receivable for shares sold 48
Due from affiliates 41
Cash 1
Other assets 57
Total assets 102,502
Liabilities
Obligation to return securities lending collateral 4,891
Payable for investment securities purchased 133
Investment management fees payable 8
Payable for shares redeemed 7
Variation margin payable on futures contracts 1
Other liabilities 82
Total liabilities 5,122
NET ASSETS $ 97,380

T. ROWE PRICE Small-Cap Index Fund
December 31, 2022
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Net Assets Consist of:
Total distributable earnings (loss) $ (20,691)
Paid-in capital applicable to 7,766,253 shares of $0.0001 par value capital stock outstanding; 2,000,000,000 shares of the
Corporation authorized 118,071
NET ASSETS $ 97,380
NET ASSET VALUE PER SHARE
Investor Class
($153,814 / 12,323 shares outstanding) $ 12.48
I Class
($85,393,072 / 6,809,643 shares outstanding) $ 12.54
Z Class
($11,832,813 / 944,287 shares outstanding) $ 12.53

T. ROWE PRICE Small-Cap Index Fund
Statement of Operations

($000s)
Year
Ended
12/31/22
Investment Income (Loss)
Income
Dividend (net of foreign taxes of $2) $ 1,379
Securities lending 110
    Interest 1
Total income 1,490
Expenses
Investment management 85
Shareholder servicing
I Class 42
Prospectus and shareholder reports
Investor Class $ 8
I Class 4 12
Custody and accounting 222
Legal and audit 26
Registration 2
Miscellaneous 14
Waived / paid by Price Associates (284)
Total expenses 119
Net investment income 1,371

T. ROWE PRICE Small-Cap Index Fund
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
Year
Ended
12/31/22
Realized and Unrealized Gain / Loss –
Net realized gain (loss)
Securities (2,062)
Futures (97)
Net realized loss (2,159)
Change in net unrealized gain / loss
Securities (20,544)
Futures (20)
Change in net unrealized gain / loss (20,564)
Net realized and unrealized gain / loss (22,723)
DECREASE IN NET ASSETS FROM OPERATIONS
$ (21,352)

T. ROWE PRICE Small-Cap Index Fund
Statement of Changes in Net Assets

($000s)
Year . . . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . . . .
12/31/22 12/31/21
Increase (Decrease) in Net Assets
Operations
Net investment income $ 1,371 $ 746
Net realized gain (loss) (2,159) 265
Change in net unrealized gain / loss (20,564) 485
Increase (decrease) in net assets from operations (21,352) 1,496
Distributions to shareholders
Net earnings
Investor Class (2) (3)
I Class (1,319) (1,475)
Z Class (191) (17)
Decrease in net assets from distributions (1,512) (1,495)
Capital share transactions
*
Shares sold
I Class 18,848 92,701
Z Class 14,793 1,157
Distributions reinvested
I Class 1,319 1,475
Z Class 191 14
Shares redeemed
Investor Class – (7,500)
I Class (3,831) (3,342)
Z Class (2,589) (261)
Increase in net assets from capital share transactions 28,731 84,244

T. ROWE PRICE Small-Cap Index Fund
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
Year . . . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . . . .
12/31/22 12/31/21
Net Assets
Increase during period 5,867 84,245
Beginning of period 91,513 7,268
End of period $ 97,380 $ 91,513
*Share information (000s)
Shares sold
I Class 1,358 5,722
Z Class 1,058 71
Distributions reinvested
I Class 101 95
Z Class 15 1
Shares redeemed
Investor Class – (463)
I Class (285) (206)
Z Class (198) (16)
Increase in shares outstanding 2,049 5,204

T. ROWE PRICE Small-Cap Index Fund
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Index Trust, Inc. (the corporation) is registered under the Investment
Company Act of 1940 (the 1940 Act). The Small-Cap Index Fund (the fund) is an open-
end management investment company established by the corporation and intends to be diversified in approximately the same proportion as the index it tracks is diversified.
The fund may become nondiversified for periods of time solely as a result of changes in the composition of the index (for example, changes in the relative market capitalization or index weighting of one or more securities represented in the index). The fund seeks to track the performance of a benchmark index that measures the investment return of small-capitalization U.S. stocks. The fund is available for investment only by mutual funds, college savings plans, and other institutional client accounts managed by
T. Rowe Price Associates, Inc., or its affiliates and is not available for direct purchase by members of the public. The fund has three classes of shares: the Small-Cap Index Fund
(Investor Class), the Small-Cap Index Fund–I Class (I Class) and the Small-Cap Index
Fund–Z Class (Z Class). I Class shares require a $500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts. Prior to November 15, 2021, the initial investment minimum was $1 million and was generally waived for financial intermediaries, eligible retirement plans, and other certain accounts. As a result of the reduction in the I Class minimum, certain assets transferred from the Investor Class to the I Class. This transfer of shares from Investor Class to I Class is reflected in the
Statement of Changes in Net Assets within the Capital shares transactions as Shares redeemed and Shares sold, respectively. The Z Class is only available to funds advised by T. Rowe Price Associates, Inc. and its affiliates and other clients that are subject to a contractual fee for investment management services. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to all classes; and, in all other respects, the same rights and obligations as the other classes.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting
Standards Codification Topic 946 (ASC 946). The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the
United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates

T. ROWE PRICE Small-Cap Index Fund

and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from mutual fund investments are reflected as dividend income; capital gain distributions are reflected as realized gain/loss.
Dividend income and capital gain distributions are recorded on the ex-dividend date.
Distributions from REITs are initially recorded as dividend income and, to the extent such represent a return of capital or capital gain for tax purposes, are reclassified when such information becomes available. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared and paid by each class annually. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes, investment income, and realized and unrealized gains and losses are allocated to the classes based upon the relative daily net assets of each class.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by
T. Rowe Price Associates, Inc., or its agents.
New Accounting Guidance  In June 2022, the FASB issued Accounting Standards
Update (ASU), ASU 2022-03, Fair Value Measurement (Topic 820) – Fair Value
Measurement of Equity Securities Subject to Contractual Sale Restrictions, which clarifies that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring fair value. The amendments under this ASU are effective for fiscal

T. ROWE PRICE Small-Cap Index Fund

years beginning after December 15, 2023; however, the fund opted to early adopt, as permitted, effective December 1, 2022. Adoption of the guidance did not have a material impact on the fund's financial  statements.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated
T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee).
Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies;
and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation
Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those

T. ROWE PRICE Small-Cap Index Fund

for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Futures contracts are valued at closing settlement prices. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed

T. ROWE PRICE Small-Cap Index Fund

representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on December 31, 2022 (for further detail by category, please refer to the accompanying Portfolio of Investments):
NOTE 3 - DERIVATIVE INSTRUMENTS
During the year ended December 31, 2022, the fund invested in derivative instruments.
As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of Additional Information. The fund may use derivatives
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 96,970 $ — $ 1 $ 96,971
Short-Term Investments 374 40 — 414
Securities Lending Collateral 4,855 — — 4,855
Total $ 102,199 $ 40 $ 1 $ 102,240
Liabilities
Futures Contracts* $ 8 $ — $ — $ 8
* The fair value presented includes cumulative gain (loss) on open futures contracts; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE Small-Cap Index Fund

for a variety of purposes and may use them to establish both long and short positions within the fund’s portfolio. Potential uses include to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, to enhance return, or to adjust credit exposure.
The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based.
The fund values its derivatives at fair value and recognizes changes in fair value currently in its results of operations. Accordingly, the fund does not follow hedge accounting, even for derivatives employed as economic hedges. Generally, the fund accounts for its derivatives on a gross basis. It does not offset the fair value of derivative liabilities against the fair value of derivative assets on its financial statements, nor does it offset the fair value of derivative instruments against the right to reclaim or obligation to return collateral. The following table summarizes the fair value of the fund’s derivative instruments held as of December 31, 2022, and the related location on the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:
($000s) Location on Statement of
Assets and Liabilities Fair Value*
*
Liabilities
Equity derivatives
Futures
$ 8
Total $ 8
* The fair value presented includes cumulative gain (loss) on open futures contracts; however, the value reflected on the accompanying Statement of Assets and Liabilities is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE Small-Cap Index Fund

Additionally, the amount of gains and losses on derivative instruments recognized in fund earnings during the year ended December 31, 2022, and the related location on the accompanying Statement of Operations is summarized in the following table by primary underlying risk exposure:
Counterparty Risk and Collateral  The fund invests in exchange-traded and/or centrally cleared derivative contracts, such as futures, exchange-traded options, and centrally cleared swaps. Counterparty risk on such derivatives is minimal because the clearinghouse provides protection against counterparty defaults. For futures and centrally cleared swaps, the fund is required to deposit collateral in an amount specified by the clearinghouse and the clearing firm (margin requirement), and the margin requirement must be maintained over the life of the contract. Each clearinghouse and clearing firm, in its sole discretion, may adjust the margin requirements applicable to the fund.
Collateral may be in the form of cash or debt securities issued by the U.S. government or related agencies. Cash posted by the fund is reflected as cash deposits in the accompanying financial statements and generally is restricted from withdrawal by the fund; securities posted by the fund are so noted in the accompanying Portfolio of
Investments; both remain in the fund’s assets. While typically not sold in the same manner as equity or fixed income securities, exchange-traded or centrally cleared derivatives may be closed out only on the exchange or clearinghouse where the contracts were cleared. This ability is subject to the liquidity of underlying positions. As of December 31, 2022, securities valued at $24,000 had been posted by the fund for exchange-traded and/or centrally cleared derivatives.
($000s)
Location of Gain (Loss) on Statement of Operations
Futures
Realized Gain (Loss)
Equity derivatives $ (97)
Total $ (97)
Change in Unrealized
Gain (Loss)
Equity derivatives $ (20)
Total $ (20)

T. ROWE PRICE Small-Cap Index Fund

Futures Contracts  The fund is subject to equity price risk in the normal course of pursuing its investment objectives and uses futures contracts to help manage such risk.
The fund may enter into futures contracts as an efficient means of maintaining liquidity while being invested in the market, to facilitate trading, or to reduce transaction costs. A futures contract provides for the future sale by one party and purchase by another of a specified amount of a specific underlying financial instrument at an agreed-upon price, date, time, and place. The fund currently invests only in exchange-traded futures, which generally are standardized as to maturity date, underlying financial instrument, and other contract terms. Payments are made or received by the fund each day to settle daily fluctuations in the value of the contract (variation margin), which reflect changes in the value of the underlying financial instrument. Variation margin is recorded as unrealized gain or loss until the contract is closed. The value of a futures contract included in net assets is the amount of unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values, and potential losses in excess of the fund’s initial investment. During the year ended
December 31, 2022, the volume of the fund’s activity in futures, based on underlying notional amounts, was generally less than 1% of net assets.
NOTE 4 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.
Securities Lending  The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered to the fund the next business day. Cash collateral is invested in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering

T. ROWE PRICE Small-Cap Index Fund

its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform.
Securities lending revenue consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower, compensation to the lending agent, and other administrative costs. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying financial statements, but collateral received in the form of securities is not. At December 31, 2022, the value of loaned securities was
$4,679,000, including securities sold but not yet settled, which are not reflected in the accompanying Portfolio of Investments; the value of cash collateral and related investments was $4,891,000.
Other  Purchases and sales of portfolio securities other than short-term securities aggregated $49,651,000 and $20,812,000, respectively, for the year ended
December 31, 2022.
NOTE 5 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the
Internal Revenue Code and distribute to shareholders all of its taxable income and gains.
Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes.
The fund files U.S. federal, state, and local tax returns as required. The fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.
Capital accounts within the financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The permanent book/tax adjustments, if any, have no impact on results of operations or net assets.

T. ROWE PRICE Small-Cap Index Fund

The tax character of distributions paid for the periods presented was as follows:
At December 31, 2022, the tax-basis cost of investments (including derivatives, if any)
and gross unrealized appreciation and depreciation were as follows:
At December 31, 2022, the tax-basis components of accumulated net earnings (loss)
were as follows:
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement purposes versus for tax purposes; these differences will reverse in a subsequent reporting period. The temporary differences relate primarily to the deferral of losses from wash sales. The loss carryforwards and deferrals primarily relate to capital loss carryforwards. Capital loss carryforwards are available indefinitely to offset future realized capital gains.
($000s)
December 31,
2022
December 31,
2021
Ordinary income (including short-term capital gains,
if any) $ 1,490 $ 1,052
Long-term capital gain 22 443
Total distributions $ 1,512 $ 1,495
($000s)
Cost of investments $ 121,487
Unrealized appreciation $ 9,109
Unrealized depreciation (28,356)
Net unrealized appreciation (depreciation) $ (19,247)
($000s)
Undistributed ordinary income $ 54
Net unrealized appreciation (depreciation) (19,247)
Loss carryforwards and deferrals (1,498)
Total distributable earnings (loss) $ (20,691)

T. ROWE PRICE Small-Cap Index Fund

NOTE 6 - FOREIGN  TAXES
The fund is subject to foreign income taxes imposed by certain countries in which it invests. Additionally, capital gains realized upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries.
All taxes are computed in accordance with the applicable foreign tax law, and, to the extent permitted, capital losses are used to offset capital gains. Taxes attributable to income are accrued by the fund as a reduction of income. Current and deferred tax expense attributable to capital gains is reflected as a component of realized or change in unrealized gain/loss on securities in the accompanying financial statements. To the extent that the fund has country specific capital loss carryforwards, such carryforwards are applied against net unrealized gains when determining the deferred tax liability.
Any deferred tax liability incurred by the fund is included in either Other liabilities or
Deferred tax liability on the accompanying Statement of Assets and Liabilities.
NOTE 7 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group).  The investment management agreement between the fund and Price Associates provides for an annual investment management fee equal to 0.09% of the fund’s average daily net assets. The fee is computed daily and paid monthly.
The Investor Class is subject to a contractual expense limitation through the expense limitation date indicated in the table below. During the limitation period, Price
Associates is required to waive its management fee or pay any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. The class is required to repay Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio
(after the repayment is taken into account) to exceed the lesser of: (1) the expense limitation in place at the time such amounts were waived; or (2) the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.
The I Class is also subject to an operating expense limitation (I Class Limit) pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related to borrowings,

T. ROWE PRICE Small-Cap Index Fund

taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. The I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.
The Z Class is also subject to a contractual expense limitation agreement whereby
Price Associates has agreed to waive and/or bear all of the Z Class’ expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) in their entirety. This fee waiver and/or expense reimbursement arrangement is expected to remain in place indefinitely, and the agreement may only be amended or terminated with approval by the fund’s Board. Expenses of the fund waived/paid by the manager are not subject to later repayment by the fund.
Pursuant to these agreements, expenses were waived/paid by and/or repaid to Price
Associates during the year ended December 31, 2022 as indicated in the table below.
Including these amounts, expenses previously waived/paid by Price Associates in the amount of $782,000 remain subject to repayment by the fund at December 31, 2022.
Any repayment of expenses previously waived/paid by Price Associates during the period would be included in the net investment income and expense ratios presented on the accompanying Financial Highlights.
In addition, the fund has entered into service agreements with Price Associates and a wholly owned subsidiary of Price Associates, each an affiliate of the fund (collectively,
Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. For the year ended
December 31, 2022, expenses incurred pursuant to these service agreements were
Investor Class I Class Z Class
Expense limitation/I Class Limit 0.29% 0.05% 0.00%
Expense limitation date 04/30/24 04/30/24 N/A
(Waived)/repaid during the period ($000s) $(8) $(246) $(30)

T. ROWE PRICE Small-Cap Index Fund

$102,000 for Price Associates and less than $1,000 for T. Rowe Price Services, Inc. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
Additionally, the fund is one of several mutual funds in which certain college savings plans managed by Price Associates may invest. As approved by the fund’s Board of
Directors, shareholder servicing costs associated with each college savings plan are borne by the fund in proportion to the average daily value of its shares owned by the college savings plan. Price has agreed to waive/reimburse shareholder servicing costs in excess of 0.05% of the fund’s average daily value of its shares owned by the college savings plan. Any amounts waived/paid by Price under this voluntary agreement are not subject to repayment by the fund. Price may amend or terminate this voluntary arrangement at any time without prior notice. For the year ended December 31, 2022, the fund was charged $41,000 for shareholder servicing costs related to the college savings plans, of which $4,000 was for services provided by Price. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities. At December 31, 2022,
approximately 95% of the outstanding shares of the I Class were held by college savings plans.
Mutual funds, trusts, and other accounts managed by Price Associates or its affiliates
(collectively, Price Funds and accounts) may invest in the fund. No Price fund or account may invest for the purpose of exercising management or control over the fund.
At December 31, 2022, approximately 100% of the Z Class’s outstanding shares were held by Price Funds and accounts.
The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the
T. Rowe Price Government Reserve Fund or the T. Rowe Price Treasury Reserve Fund,
organized as money market funds (together, the Price Reserve Funds). The Price Reserve
Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending, if any, is invested in the T. Rowe Price Government Reserve Fund. The Price Reserve Funds pay
no investment management fees.
As of December 31, 2022, T. Rowe Price Group, Inc., or its wholly owned subsidiaries, owned 12,323 shares of the Investor Class, representing 100% of the Investor Class's net assets.

T. ROWE PRICE Small-Cap Index Fund

The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the year ended December 31,
2022, the fund had no purchases or sales cross trades with other funds or accounts advised by Price Associates.
NOTE 8 - OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.

T. ROWE PRICE Small-Cap Index Fund

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Directors of T. Rowe Price Index Trust, Inc. and Shareholders of
T. Rowe Price Small-Cap Index Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of T. Rowe Price Small-Cap Index Fund (one of the funds constituting T. Rowe Price Index Trust, Inc., referred to hereafter as the "Fund") as of
December 31, 2022, the related statement of operations for the year ended December 31,
2022, the statement of changes in net assets for each of the two years in the period ended
December 31, 2022, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”).
In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2022, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2022 and the financial highlights for each of the periods indicated
therein, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting
Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

T. ROWE PRICE Small-Cap Index Fund

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.
Our procedures included confirmation of securities owned as of December 31, 2022 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
PricewaterhouseCoopers LLP
Baltimore, Maryland
February 21, 2023
We have served as the auditor of one or more investment companies in the T. Rowe
Price group of investment companies since 1973.
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
(continued)

T. ROWE PRICE Small-Cap Index Fund

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 12/31/22
We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.
The fund’s distributions to shareholders included:
$150,000 from short-term capital gains
$22,000 from long-term capital gains, subject to a long-term capital gains tax rate of not greater than 20%
For taxable non-corporate shareholders, $1,001,000 of the fund's income represents qualified dividend income subject to a long-term capital gains tax rate of not greater than
20%.
For corporate shareholders, $929,000 of the fund's income qualifies for the dividends-
received deduction.
For individuals and certain trusts and estates which are entitled to claim a deduction of up to 20% of their combined qualified real estate investment trust (REIT) dividends,
$90,000 of the fund's income qualifies as qualified real estate investment trust (REIT)
dividends.
INFORMATION ON PROXY VOTING POLICIES, PROCEDURES, AND
RECORDS
A description of the policies and procedures used by T. Rowe Price funds to determine how to vote proxies relating to portfolio securities is available in each fund’s Statement of
Additional Information. You may request this document by calling 1-800-225-5132 or by accessing the SEC’s website, sec.gov.
The description of our proxy voting policies and procedures is also available on our corporate website. To access it, please visit the following Web page:
https://www.troweprice.com/corporate/us/en/utility/policies.html
Scroll down to the section near the bottom of the page that says, “Proxy Voting
Guidelines.” Click on the links in the shaded box.
Each fund’s most recent annual proxy voting record is available on our website and through the SEC’s website. To access it through T. Rowe Price, visit the website location shown above, and scroll down to the section near the bottom of the page that says,
“Proxy Voting Records.” Click on the Proxy Voting Records link in the shaded box.

T. ROWE PRICE Small-Cap Index Fund

HOW TO OBTAIN QUARTERLY PORTFOLIO HOLDINGS
The fund files a complete schedule of portfolio holdings with the Securities and
Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s reports on Form N-PORT are available electronically on the SEC’s website (sec.gov). In addition, most T. Rowe Price funds disclose their first and third fiscal quarter-end holdings on troweprice.com .

T. ROWE PRICE Small-Cap Index Fund

Liquidity Risk Management Program
In accordance with Rule 22e-4 (Liquidity Rule) under the Investment Company Act of 1940, as amended, the fund has established a liquidity risk management program
(Liquidity Program) reasonably designed to assess and manage the fund’s liquidity risk, which generally represents the risk that the fund would not be able to meet redemption requests without significant dilution of remaining investors’ interests in the fund. The fund’s Board of Directors (Board) has appointed the fund’s investment adviser, T. Rowe
Price Associates, Inc. (Adviser), as the administrator of the Liquidity Program. As administrator, the Adviser is responsible for overseeing the day-to-day operations of the
Liquidity Program and, among other things, is responsible for assessing, managing, and reviewing with the Board at least annually the liquidity risk of each T. Rowe Price fund. The Adviser has delegated oversight of the Liquidity Program to a Liquidity Risk
Committee (LRC), which is a cross-functional committee composed of personnel from multiple departments within the Adviser.
The Liquidity Program’s principal objectives include supporting the T. Rowe Price funds’ compliance with limits on investments in illiquid assets and mitigating the risk that the fund will be unable to timely meet its redemption obligations. The Liquidity Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the fund’s liquidity and the periodic classification and reclassification of a fund’s investments into categories that reflect the LRC’s assessment of their relative liquidity under current market conditions. Under the Liquidity Program, every investment held by the fund is classified at least monthly into one of four liquidity categories based on estimations of the investment’s ability to be sold during designated time frames in current market conditions without significantly changing the investment’s market value.
As required by the Liquidity Rule, at a meeting held on July 25, 2022, the Board was presented with an annual assessment prepared by the LRC, on behalf of the Adviser, that addressed the operation of the Liquidity Program and assessed its adequacy and effectiveness of implementation, including any material changes to the Liquidity Program and the determination of each fund’s Highly Liquid Investment Minimum (HLIM). The annual assessment included consideration of the following factors, as applicable: the fund’s investment strategy and liquidity of portfolio investments during normal and reasonably foreseeable stressed conditions, including whether the investment strategy is appropriate for an open-end fund, the extent to which the strategy involves a relatively concentrated portfolio or large positions in particular issuers, and the use of borrowings for investment purposes and derivatives; short-term and long-term cash flow projections covering both normal and reasonably foreseeable stressed conditions; and holdings of cash and cash equivalents, as well as available borrowing arrangements.

T. ROWE PRICE Small-Cap Index Fund

For the fund and other T. Rowe Price funds, the annual assessment incorporated a report related to a fund’s holdings, shareholder and portfolio concentration, any borrowings during the period, cash flow projections, and other relevant data for the period of April 1,
2021, through March 31, 2022. The report described the methodology for classifying a fund’s investments (including any derivative transactions) into one of four liquidity categories, as well as the percentage of a fund’s investments assigned to each category.
It also explained the methodology for establishing a fund’s HLIM and noted that the LRC reviews the HLIM assigned to each fund no less frequently than annually.
During the period covered by the annual assessment, the LRC has concluded, and reported to the Board, that the Liquidity Program continues to operate adequately and effectively and is reasonably designed to assess and manage the fund’s liquidity risk.

T. ROWE PRICE Small-Cap Index Fund

ABOUT THE FUND'S DIRECTORS AND OFFICERS
Your fund is overseen by a Board of Directors (Board) that meets regularly to review a wide variety of matters affecting or potentially affecting the fund, including performance, investment programs, compliance matters, advisory fees and expenses, service providers, and business and regulatory affairs. The Board elects the fund’s officers, who are listed in the final table. The directors who are also employees or officers of T. Rowe Price are considered to be “interested” directors as defined in
Section 2(a)(19) of the 1940 Act because of their relationships with T. Rowe Price and its affiliates.
The business address of each director and officer is 100 East Pratt Street, Baltimore, Maryland
21202. The Statement of Additional Information includes additional information about the fund directors and is available without charge by calling a T. Rowe Price representative at 1-800-638-5660.
INDEPENDENT DIRECTORS
(a)
Name
(Year of Birth)
Year Elected
[Number of T. Rowe Price
Portfolios Overseen]
Principal Occupation(s) and Directorships of Public Companies and
Other Investment Companies During the Past Five Years
Teresa Bryce Bazemore
(1959)
2018
[205]
President and Chief Executive Officer, Federal Home Loan Bank of
San Francisco (2021 to present); President, Radian Guaranty (2008 to
2017); Chief Executive Officer, Bazemore Consulting LLC (2018 to 2021);
Director, Chimera Investment Corporation (2017 to 2021); Director, First
Industrial Realty Trust (2020 to present); Director, Federal Home Loan
Bank of Pittsburgh (2017 to 2019)
Ronald J. Daniels
(b)
(1959)
2018
[0]
President, The Johns Hopkins University and Professor, Political Science
Department, The Johns Hopkins University (2009 to present); Director,
Lyndhurst Holdings (2015 to present); Director, BridgeBio Pharma, Inc.
(2020 to present)
Bruce W. Duncan
(1951)
2013
[205]
President, Chief Executive Officer, and Director, CyrusOne, Inc. (2020
to 2021); Chief Executive Officer and Director (2009 to 2016), Chair of
the Board (2016 to 2020), and President (2009 to 2016), First Industrial
Realty Trust, owner and operator of industrial properties; Chair of the
Board (2005 to 2016) and Director (1999 to 2016), Starwood Hotels &
Resorts, a hotel and leisure company; Member, Investment Company
Institute Board of Governors (2017 to 2019); Member, Independent
Directors Council Governing Board (2017 to 2019); Senior Advisor, KKR
(2018 to present); Director, Boston Properties (2016 to present); Director,
Marriott International, Inc. (2016 to 2020)
Robert J. Gerrard, Jr.
(1952)
2012
[205]
Advisory Board Member, Pipeline Crisis/Winning Strategies, a
collaborative working to improve opportunities for young African
Americans (1997 to 2016); Chair of the Board, all funds (July 2018 to present)

T. ROWE PRICE Small-Cap Index Fund

INTERESTED  DIRECTORS
(a)
Name
(Year of Birth)
Year Elected
[Number of T. Rowe Price
Portfolios Overseen]
Principal Occupation(s) and Directorships of Public Companies and
Other Investment Companies During the Past Five Years
Paul F. McBride
(1956)
2013
[205]
Advisory Board Member, Vizzia Technologies (2015 to present); Board
Member, Dunbar Armored (2012 to 2018)
Kellye L. Walker
(c)
(1966)
2021
[205]
Executive Vice President and Chief Legal Officer, Eastman Chemical
Company (April 2020 to present); Executive Vice President and Chief
Legal Officer, Huntington Ingalls Industries, Inc. (January 2015 to March
2020); Director, Lincoln Electric Company (October 2020 to present)
(a)
All information about the independent directors was current as of December 31, 2021, unless otherwise indicated, except for the number of portfolios overseen, which is current as of the date of this report.
(b)
Effective April 27, 2022, Mr. Daniels resigned from his role as an independent director of the Price
Funds.
(c)
Effective November 8, 2021, Ms. Walker was appointed as an independent director of the Price Funds.
Name
(Year of Birth)
Year Elected
[Number of T. Rowe Price
Portfolios Overseen]
Principal Occupation(s) and Directorships of Public Companies and
Other Investment Companies During the Past Five Years
David Oestreicher
(1967)
2018
[205]
Director, Vice President, and Secretary, T. Rowe Price, T. Rowe Price
Investment Services, Inc., T. Rowe Price Retirement Plan Services, Inc.,
and T. Rowe Price Services, Inc.; Director and Secretary, T. Rowe Price
Investment Management, Inc. (Price Investment Management); Vice
President and Secretary, T. Rowe Price International (Price International);
Vice President, T. Rowe Price Hong Kong (Price Hong Kong), T. Rowe
Price Japan (Price Japan), and T. Rowe Price Singapore (Price
Singapore); General Counsel, Vice President, and Secretary, T. Rowe
Price Group, Inc.; Chair of the Board, Chief Executive Officer, President,
and Secretary, T. Rowe Price Trust Company; Principal Executive Officer
and Executive Vice President, all funds
Robert W. Sharps, CFA,
CPA
(b)
(1971)
2017
[0]
Director and Vice President, T. Rowe Price; Director, Price Investment
Management; Chief Executive Officer and President, T. Rowe Price
Group, Inc.; Vice President, T. Rowe Price Trust Company
INDEPENDENT DIRECTORS
(a)
(CONTINUED)

T. ROWE PRICE Small-Cap Index Fund

OFFICERS
Name
(Year of Birth)
Year Elected
[Number of T. Rowe Price
Portfolios Overseen]
Principal Occupation(s) and Directorships of Public Companies and
Other Investment Companies During the Past Five Years
Eric L. Veiel, CFA
(1972)
2022
[205]
Director and Vice President, T. Rowe Price; Vice President, T. Rowe Price
Group, Inc., and T. Rowe Price Trust Company
(a)
All information about the interested directors was current as of January 1, 2022, unless otherwise indicated, except for the number of portfolios overseen, which is current as of the date of this report.
(b)
Effective February 3, 2022, Mr. Sharps resigned from his role as an interested director of the Price
Funds.
Name (Year of Birth)
Position Held With Index Trust Principal Occupation(s)
Armando (Dino) Capasso (1974)
Chief Compliance Officer
Chief Compliance Officer and Vice President,
T. Rowe Price and Price Investment Management;
Vice President, T. Rowe Price Group, Inc.; formerly,
Chief Compliance Officer, PGIM Investments
LLC and AST Investment Services, Inc. (ASTIS)
(to 2022); Chief Compliance Officer, PGIM Retail
Funds complex and Prudential Insurance Funds (to
2022); Vice President and Deputy Chief Compliance
Officer, PGIM Investments LLC and ASTIS (to 2019);
Senior Vice President and Senior Counsel, Pacific
Investment Management Company LLC (to 2017)
Alan S. Dupski, CPA (1982)
Principal Financial Officer, Vice President, and
Treasurer
Vice President, Price Investment Management,
T. Rowe Price, T. Rowe Price Group, Inc., and
T. Rowe Price Trust Company
Gary J. Greb (1961)
Vice President
Vice President, Price Investment Management,
T. Rowe Price, Price International, and T. Rowe Price
Trust Company
Cheryl Hampton, CPA (1969)
Vice President
Vice President, T. Rowe Price; formerly, Tax Director,
Invesco Ltd. (to 2021); Vice President, Oppenheimer
Funds, Inc. (to 2019)
Benjamin Kersse, CPA (1989)
Vice President
Vice President, T. Rowe Price
Unless otherwise noted, officers have been employees of T. Rowe Price or Price International for at least
5 years.
INTERESTED  DIRECTORS
(a)
(CONTINUED)

T. ROWE PRICE Small-Cap Index Fund

Name (Year of Birth)
Position Held With Index Trust Principal Occupation(s)
Paul J. Krug, CPA (1964)
Vice President
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company
Fran M. Pollack-Matz (1961)
Vice President and Secretary
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., T. Rowe Price Investment Services, Inc., and
T. Rowe Price Services, Inc.
Shannon H. Rauser (1987)
Assistant Secretary
Assistant Vice President, T. Rowe Price
Michael K. Sewell (1982)
Executive Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Neil Smith (1972)
President
Vice President, Price Hong Kong, Price Japan, Price
Singapore, T. Rowe Price Group, Inc., and Price
International
Megan Warren (1968)
Vice President
OFAC Sanctions Compliance Officer and Vice
President, Price Investment Management; Vice
President, T. Rowe Price, T. Rowe Price Group,
Inc., T. Rowe Price Retirement Plan Services, Inc.,
T. Rowe Price Services, Inc., and T. Rowe Price Trust
Company
Unless otherwise noted, officers have been employees of T. Rowe Price or Price International for at least
5 years.
OFFICERS (CONTINUED)

T. Rowe Price Investment Services, Inc. | 100 East Pratt Street | Baltimore, MD 21202-1009
You have many
investment goals.
Explore products and services that can help
you achieve them.
Whether you want to put away more money for retirement, for a child’s education, or for other priorities, we have solutions for you. See how we can help you accomplish the investment goals that are important to you.
RETIREMENT
IRAs: Traditional, Roth,
Rollover/Transfer, or
Brokerage
Small Business Plans
help minimize taxes,
maximize savings
T. Rowe Price
®
ActivePlus Portfolios
1
for online investing
powered by experts
GENERAL INVESTING
Individual or Joint
Tenant
Brokerage
2
offers
access to stocks, ETFs,
bonds, and more
Gifts and transfers to a
child (UGMA/UTMAs)
Trust
Transfer on Death
COLLEGE SAVINGS
T. Rowe Price-managed
529 plans offer tax-
advantaged solutions
for families saving
money for college
tuition and education-
related expenses
Visit troweprice.com/broadrange
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
All mutual funds are subject to market risk, including possible loss of principal. Investing internationally involves special risks including economic and political uncertainty and currency fluctuation.
1
The T. Rowe Price
®
ActivePlus Portfolios is a discretionary investment management program provided by
T. Rowe Price Advisory Services, Inc., a registered investment adviser under the Investment Advisers Act of
1940. Brokerage services are provided by T. Rowe Price Investment Services, Inc., member FINRA/SIPC.
Brokerage accounts are carried by Pershing LLC, a BNY Mellon Company, member NYSE/FINRA/SIPC.
T. Rowe Price Advisory Services, Inc., and T. Rowe Price Investment Services, Inc., are affiliated companies.
2
Brokerage services are provided by T. Rowe Price Investment Services, Inc., member FINRA/SIPC.
Brokerage accounts are carried by Pershing LLC, a BNY Mellon Company, member NYSE/FINRA/SIPC.
202302-2582836
F33-050 2/23

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2.  Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3.  Audit Committee Financial Expert.

The registrant’s Board of Directors has determined that Ms. Teresa Bryce Bazemore qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Ms. Bazemore is considered independent for purposes of Item 3 of Form N-CSR.

Item 4.  Principal Accountant Fees and Services.

(a) – (d)  Aggregate fees billed for the last two fiscal years for professional services rendered to, or on behalf of, the registrant by the registrant’s principal accountant were as follows:

	2022	2021
Audit Fees	$21,734	$21,172
Audit-Related Fees	-	-
Tax Fees	-	1,540
All Other Fees	-	-

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements and specifically include the issuance of a report on internal controls and, if applicable, agreed-upon procedures related to fund acquisitions. Tax fees include amounts related to services for tax compliance, tax planning, and tax advice. The nature of these services specifically includes the review of distribution calculations and the preparation of Federal, state, and excise tax returns. All other fees include the registrant’s pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant’s Board of Directors/Trustees.

(e)(1)  The registrant’s audit committee has adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

    (2)  No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)  Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g)  The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $2,037,000 and $3,732,000, respectively.

(h)  All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. Accordingly, these services were considered by the registrant’s audit committee in maintaining the principal accountant’s independence.

Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)  Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

(b)  Not applicable.

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11.  Controls and Procedures.

(a)  The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b)  The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.   Exhibits.

(a)(1) The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

    (2) Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

    (3) Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b) A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section  906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Index Trust, Inc.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	February 21, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	February 21, 2023

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	February 21, 2023